Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.19

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2023070713	XXX	XXX	XXX	Credit	Condo Documentation is Insufficient	XXX	XXX	Closed	Provide completed condo questionnaire per the guidelines (XXX_Guidelines v3.8). Condo questionnaire in file is not completed.	XXX	Verified credit history - Borower's Credit Report shows tradelines dated back to oldest tradeline date of XXX Borrower's revolving trade accounts showed only XXX credit utilization.	XXX Duplicate copy of Condo questionnaire received.	XXX completed condo questionnaire received.	XXX	C	A	C	A	C	A	C	A	C	A
2023070713	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	XXX	Acknowledged	Missing Seller's HUD1/Closing Disclosure in loan file.		Verified credit history - Borower's Credit Report shows tradelines dated back to oldest tradeline date of XXX Borrower's revolving trade accounts showed only XXX credit utilization.		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2023070527	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	XXX	Closed	Missing documentation to verify appraisal delivery to the borrower.	XXX	Low LTV/CLTV/HCLTV - Subject LTV/CLTV is XXX with a max allowed of XXX Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX		Appraisal acknowledgment located in file pg 472.	XXX	C	A	C	A	C	A	C	A	C	A
2023070527	XXX	XXX	XXX	Credit	Missing Evidence of Ownership of Free and Clear Property	XXX	XXX	Closed	Missing documentation to verify that the following REO is owned Free & Clear as reflected in the 1003 as the FraudGuard Report reflects Mortgages: 1) XXX 2) XXX
Per the g/l Required Information:

- All properties owned by borrower to be listed on REO schedule.

									- All information completed on REO schedule (mortgage balances, gross rents, etc.)	XXX	Low LTV/CLTV/HCLTV - Subject LTV/CLTV is XXX with a max allowed of XXX Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX		XXX Updated 1003 reflecting mortgages for both reo received.	XXX	C	A	C	A	C	A	C	A	C	A
2023070527	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	XXX	Closed	The following mortgages are reflected as to have been in forbearance (Deferred Payments). Missing a copy of the cancelled check or proof of payment by wire, a copy of the bank statement showing the payment/withdrawal and a copy of the bank statement for the month prior to verify the required 2 mths seasoning (Section 6.10 Guides Forbearance or Mod): 1) XXX
2) XXX
3) XXX
4)XXX
Per the G/l -For forbearances cured by payment, provide a letter from the servicer confirming the amount paid that must include a statement that the loan is now current with no delinquent status reported to the credit bureaus, and provide a credit supplement showing the loan in current status. Also, provide a copy of the cancelled check or proof of payment by wire, a copy of the bank statement showing the payment/withdrawal and a copy of the bank statement for the month prior to verify the required XXX months seasoning.	XXX	Low LTV/CLTV/HCLTV - Subject LTV/CLTV is XXX with a max allowed of XXX Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX	XXX Recd the following:

XXX Deferment Payment Confirmation dated XXX received. Statement dated XXX reflects XXX payment made XXX Statement dated XXX reflects XXX payment made XXX

XXX- Deferment offer letter dated XXX reflects XXX payments past due. Past due amounts deferred XXX

XXX- Deferment offer XXX reflects XXX payments past due. Past due amounts deferred XXX

XXX - Modification Letter dated XXX provided. This is a commercial loan and is not reported on the credit report or supplement. Unable to verify recent history.

XXX (Subject) Deferment Payment Confirmation dated XXX Statement dated XXX reflects that on XXX the payment for XXX were made (XXX). Statement dated XXX reflects the XXX payment made XXX

XXX DSCR (XXX) Option XXX Professional Investor

Provides reduced documentation on non-subject properties for the borrower who has a strong investor track record exhibited by the following:

Currently owns XXX properties (Primary residence included)

Borrower has XXX (XXX) years credit depth reported on credit report.

At least XXX (XXX) mortgages are reported on credit report within the last XXX (XXX) years. No minimum months reporting required. No delinquencies allowed on months reported.

**Credit supplement dated XXX in file pg 34 reelects no delinquencies.	XXX Recd the following:

XXX Deferment Payment Confirmation dated XXX received. Statement dated XXX reflects XXX payment made XXX Statement dated XXX reflects XXX payment made XXX

XXX- Deferment offer letter dated XXX reflects XXX payments past due. Past due amounts deferred XXX

XXX- Deferment offer XXX reflects XXX payments past due. Past due amounts deferred XXX

XXX - Modification Letter dated XXX provided. This is a commercial loan and is not reported on the credit report or supplement. Unable to verify recent history.

XXX (Subject) Deferment Payment Confirmation dated XXX Statement dated XXX reflects that on XXX the payment for XXX were made (XXX). Statement dated XXX reflects the XXX payment made XXX

XXX DSCR (XXX) Option 9: Professional Investor

Provides reduced documentation on non-subject properties for the borrower who has a strong investor track record exhibited by the following:

Currently owns XXX properties (Primary residence included)

Borrower has XXX (XXX) years credit depth reported on credit report.

At least three (XXX) mortgages are reported on credit report within the last XXX (XXX) years. No minimum months reporting required. No delinquencies allowed on months reported.

													**Credit supplement dated XXX in file pg 34 reelects no delinquencies.	XXX	C	A	C	A	C	A	C	A	C	A
2023070669	XXX	XXX	XXX	Compliance	Missing Condo Rider	XXX	XXX	Closed	Condo rider not provided in file.	XXX	Verified reserves - XXX months reserves verified with XXX months required per product matrix.; Low LTV/CLTV/HCLTV - XXX LTV; Low DTI - XXX DTI		XXX Client provided DOT with condo rider	XXX	C	A	C	A	C	A	C	A	C	A
2023070669	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guideline exception to use VOR as third tradeline. Per XXX, XXX tradelines are required. Approved lender exception pg 48.		Verified reserves - XXX months reserves verified with XXX months required per product matrix.; Low LTV/CLTV/HCLTV - XXX LTV; Low DTI - XXX DTI		Client: XXX - lender approved exception p48 to permit VOR as tradeline.	XXX	C	B	C	B	B	B	C	B	C	B
2023070670	XXX	XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	E-sign disclosure is missing in file	XXX	Low LTV/CLTV/HCLTV - Loan is XXX LTV.; Conservative use of credit - Borrower has one active mortgage and two cc's with a XXX credit score, minimum for LTV less than XXX is XXX		XXX - Lender provided an 18 page document to clear multiple exceptions. Subject E-sign disclosure acceptance was on pages 3 and 4. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070670	XXX	XXX	XXX	Compliance	Loan Disbursement Date and Interest From on HUD do not match	XXX	XXX	Closed	Final CD pg 518 shows interest from XXX - XXX with disbursement date of XXX	XXX	Low LTV/CLTV/HCLTV - Loan is XXX LTV.; Conservative use of credit - Borrower has XXX active mortgage and XXX cc's with a XXX credit score, minimum for LTV less than XXX is XXX	XXX - Received copy of Post-Closing issued CD dated XXX and settlement statement that shows loan disbursed on XXX however, interest was charged from XXX

**Exception Remains**. Still need PCCD with corrected per diem, LOE, copy of refund check to borrower and proof of delivery to the borrower.

XXX Received copy of settlement statement. Shows loan disbursed on XXX but interest was charged from XXX

****Finding remains. Need PCCD with corrected per diem, LOE, copy of refund check to borrower and proof of delivery.	XXX - Received response from lender of: "Our funding team has confirmed that the data on the CD will not always match. In this case, the Disbursement date and the pre-paid interest start date are not matching due to the closing agent pending receipt of the recording confirmation which delayed the funding.

													**Exception cleared. There is a XXX gap between interest start date and disbursement. XXX is a "Dry-funding state", thus XXX day difference is accepted.	XXX	C	A	C	A	C	A	C	A	C	A
2023070670	XXX	XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	XXX	Closed	Missing executed initial CD XXX pg 448

									The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX	Low LTV/CLTV/HCLTV - Loan is XXX LTV.; Conservative use of credit - Borrower has one active mortgage and XXX cc's with a XXX credit score, minimum for LTV less than XXX is XXX		XXX Received copy of tracking info showing Initial CD was sent and received by fax. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070670	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Acknowledged	Deed is not recorded. Closing Instructions not in file.		Low LTV/CLTV/HCLTV - Loan is XXX LTV.; Conservative use of credit - Borrower has XXX active mortgage and XXX cc's with a XXX credit score, minimum for LTV less than XXX is XXX		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070673	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	Not provided Manual UW 1008	XXX	Low LTV/CLTV/HCLTV - Refinance transaction is at XXX LTV.; Verified housing payment history - Borrowers have XXX verified housing history with XXX		XXX - 1008 provided is final and matches 1003, no separate lender approval required.	XXX	D	A	D	A	D	A	D	A	D	A
2023070673	XXX	XXX	XXX	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - XXX	XXX	XXX	Closed	The total of payments on final CD is, XXX is less than the calculated amount of XXX The amount financed on the final CD, XXX is more than the loan amount of $XXX. The amount financed should not be more than the loan amount. -- The disclosed finance charge (XXX) is (XXX) below the actual finance charge (XXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (XXX Sec. XXX(i)(2); XXX 17(c)(2)(ii)-1).	XXX	Low LTV/CLTV/HCLTV - Refinance transaction is at XXX LTV.; Verified housing payment history - Borrowers have XXX verified housing history with XXX		Finance Charge is correctly disclosed based on adjusting Total of Payments with per-diem credit.	XXX	C	A	C	A	C	A	C	A	C	A
2023070673	XXX	XXX	XXX	Property	Property Type is prohibited	XXX	XXX	Acknowledged	Per guidelines, unique properties to be considered on a case-by-case basis and acreage >XXX acres is included. Subject property is XXX acres. Lender exception approval email located p82. Appraisal indicates XXX density. SSR analysis performed post-closing with score of 1. No CDA present. Lender exception approval provided, subject to XXX approval.		Low LTV/CLTV/HCLTV - Refinance transaction is at XXX LTV.; Verified housing payment history - Borrowers have XXX verified housing history with XXX	XXX Lender exception previously noted. Exception approval is pending investor acceptance. Lender notes strong residual income over XXX	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	B	B	C	B	C	B
2023070673	XXX	XXX	XXX	Compliance	CD Loan Calculations Section is Deficient	XXX	XXX	Acknowledged	Amount Financed on Final CD (page 878) of XXX is more than the Loan Amount of XXX so is not accurate.		Low LTV/CLTV/HCLTV - Refinance transaction is at XXX LTV.; Verified housing payment history - Borrowers have XXX verified housing history with XXX		Client: Per TRID Grid XXX Amount Financed is a material disclosure, but is not a violation of XXX if the Finance Charge is disclosed within tolerance.	XXX	C	B	C	B	C	B	C	B	C	B
2023070672	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	Undated 1008 & bank statement worksheet.	XXX	Low LTV/CLTV/HCLTV - XXX maximum XXX ltv allowed.; Verified employment history - XXX years been in the same business verified by VVOE p.73; Verified reserves - XXX months reserves, minimum XXX months required.	XXX Finding remains. Approval date required per client to ensure correct guidelines used. Documentation in file does not indicate date of conditional approval.

XXX Lender provided LOE stating that a loan approval was not required.

												***Finding remains. Lender to provide a copy of the Conditional Loan Approval.	XXX Investor acknowledged exception. Ok to clear with final 1008 in file.	XXX	C	A	C	A	C	A	C	A	C	A
2023070672	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	XXX	Closed	Missing loan approval.	XXX	Low LTV/CLTV/HCLTV - XXX maximum XXX ltv allowed.; Verified employment history - XXX years been in the same business verified by VVOE p.73; Verified reserves - XXX months reserves, minimum XXX months required.	XXX Finding remains. Approval date required per client to ensure correct guidelines used. Documentation in file does not indicate date of conditional approval.

XXX Lender provided LOE stating that a loan approval was not required.

												***Finding remains. Lender to provide a copy of the Conditional Loan Approval.	XXX Investor acknowledged exception. Ok to clear with final 1008 in file.	XXX	C	A	C	A	C	A	C	A	C	A
2023070672	XXX	XXX	XXX	Property	Property Type is prohibited	XXX	XXX	Acknowledged	Lender approved exception for mixed use property. Borrower runs his tax preparer business out of home based on; XXX years credit depth, in business since XXX office space has no access to living quarters, similar properties in area, low ltv & XXX months reserves.		Low LTV/CLTV/HCLTV - XXX maximum XXX ltv allowed.; Verified employment history - XXX years been in the same business verified by VVOE p.73; Verified reserves - XXX months reserves, minimum XXX months required.	***Finding Remains. Subject to investor approval.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070762	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	XXX	Closed	Missing evidence of VVOE within XXX days of Note date of XXX	XXX	Verified reserves - XXX months reserve requirement XXX months verified of reserves; Verified liquid assets and/or savings history - After purchase verified over XXX in liquid assets	XXX Lender provided a copy of the VVOE that does not appear to be completed by the XXX. The document is not signed or dated.

												***Finding remains. Lender to provide a copy of the VVOE dated within XXX days of the note, XXX	XXX Lender provided a copy of the VVOE dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070762	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	XXX	Closed	Credit report missing from loan file, score taken from 1008, liabilities noted from Final 1003.	XXX	Verified reserves - XXX months reserve requirement XXX months verified of reserves; Verified liquid assets and/or savings history - After purchase verified over XXX in liquid assets	XXX Lender provided a copy of the Credit Loan Quality Cross Check, dated XXX ***Finding Remains. Lender to provide a copy of the credit report.	XXX Lender provided a copy of the credit report XXX	XXX	D	A	D	A	D	A	D	A	D	A
2023070762	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	The loan application and loan approval do not match the income calculations verified in the loan file. The 1008 reflects total monthly obligations of XXX which are the consumer debts only. No accounting for primary housing expense or the subject's net-rental loss.	XXX	Verified reserves - XXX months reserve requirement XXX months verified of reserves; Verified liquid assets and/or savings history - After purchase verified over XXX in liquid assets		XXX Lender provided updated copy of the 1008/1003.	XXX	C	A	C	A	C	A	C	A	C	A
2023070762	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	XXX	Closed	The loan application and loan approval do not match the income calculations verified in the loan file. The 1008 reflects total monthly obligations of XXX which are the consumer debts only. No accounting for primary housing expense or the subject's net-rental loss.	XXX	Verified reserves - XXX months reserve requirement XXX months verified of reserves; Verified liquid assets and/or savings history - After purchase verified over XXX in liquid assets		XXX Lender provided updated copy of the 1008/1003.	XXX	C	A	C	A	C	A	C	A	C	A
2023070786	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	XXX	Closed	Max LTV for XXX >XXX purchase with XXX qualifying FICO is XXX Transaction closed at XXX LTV which is XXX over guideline.	XXX	Verified reserves - Borrower has XXX reserves post-closing with XXX required per guidelines.		XXX Lender provided the following response: "Dec matrix allows up to XXX Please waive or downgrade." ***Finding cleared. XXX matrix for investor DSCR indicates a max LTV for purchase of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070786	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	Mortgage statement provided for additional REO property p284 that is not disclosed on 1003 section 3.	Verified reserves - Borrower has XXX reserves post-closing with XXX required per guidelines.	XXX - Lender provided an unexecuted corrected 1003 reflecting the missing REO.

**Exception Remains** Corrected 1003 requires the borrowers signature and date.

XXX **Finding remains** Full and complete 1003 is required on all loan products. DSCR does not require verification of REO's; however, 1003 disclosure of all liabilities is required.

XXX Lender provided the following statement: "DSCR loans do not require all REOs on 1003."

												***Finding remains. Lender to provide corrected 1003 which includes all REO.	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2023070674	XXX	XXX	XXX	Credit	APN Number and/or Legal Descriptions do not match security instrument	XXX	XXX	Closed	APN number listed on Prelim Report reflects XXX, APN listed on DOT reflects XXX See pages 266 and 318	XXX	Net tangible benefit - Borrower is paying off all consumer debts totaling XXX in obligations in addition to XXX in cash back. ; Verified employment history - Borrower has demonstrated stable self-employment over XXX years.		XXX Received copy of Title Policy with APN that matched Mortgage. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070674	XXX	XXX	XXX	Compliance	Affiliated Business Disclosure Is Not Executed	XXX	XXX	Acknowledged	Affiliated Business Disclosure Is Not Executed p707		Net tangible benefit - Borrower is paying off all consumer debts totaling XXX in obligations in addition to >XXX in cash back. ; Verified employment history - Borrower has demonstrated stable self-employment over XXX years.		Client: EV2 - No affiliates paid on transaction.	XXX	C	B	C	B	B	B	C	B	C	B
2023070674	XXX	XXX	XXX	Compliance	Document Intent to Proceed with the Transaction	XXX	XXX	Closed	You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))	XXX	Net tangible benefit - Borrower is paying off all consumer debts totaling XXX in obligations in addition to XXX in cash back. ; Verified employment history - Borrower has demonstrated stable self-employment over XXX years.		XXX Received signed and dated Intent to Proceed. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070674	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review.	XXX	Net tangible benefit - Borrower is paying off all consumer debts totaling XXX in obligations in addition to XXX in cash back. ; Verified employment history - Borrower has demonstrated stable self-employment over XXX years.		XXX Investor acknowledged exception. Ok to clear with final 1008 in file.	XXX	C	A	C	A	C	A	C	A	C	A
2023070567	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	XXX	Closed	Lender paid fees decreased without a COC or offsetting increase in General Credit. --

									The sum of non-specific (lump sum) lender credits and specific lender credits (XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, (XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	XXX	Verified reserves - XXX months reserves required XXX reserve months verified; Verified credit history - Borrower has FICO XXX with XXX minimum	XXX Received copy of final CD issued XXX Exception remains.	XXX Lender-paid Broker Compensation is not a borrower fee by definition, so is not subject to tolerance testing. Exception removed.	XXX	C	A	C	A	C	A	C	A	C	A
2023070636	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	per FACTS there are none.	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX Verified housing payment history - XXX mths XXX on current mortgage.; Verified credit history - XXX fico w/a minimum requirement of XXX Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of XXX		Per FACTS disclosure lender has no affiliates.	XXX	C	A	C	A	B	A	C	A	C	A
2023070636	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	XXX	Closed	B2: Missing Third-Party Verification of the existence of the borrowers business, required to be within XXX calendar days of the note date AND an updated verification within XXX calendar days of note date to determine business is still open.	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX Verified housing payment history - XXX mths XXX on current mortgage.; Verified credit history - XXX fico w/a minimum requirement of XXX Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of XXX		Per guides personal banks statements are allowable under business bank statement requirements. Last statement provided is XXX which last deposit reflected is on XXX and within XXX days of closing.	XXX	C	A	C	A	C	A	C	A	C	A
2023070636	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Acknowledged	Missing the following documentation for XXX months Self Employment Bank statement loan:

1. documentation reflecting B2's ownership percentage for S/E business.

2. CPA or borrower prepared and signed Business Narrative that includes at minimum details related to the description, nature, size (full-time employees and or contractors) and scope of the business. The underwriter will evaluate the reasonableness of the expenses listed by the borrower. See Appendix XXX for specific form. Initial 1003 with monthly income disclosed (Signed).

3. Third-Party verification of business existence. (Business License, CPA Letter, etc.)

4. Expense ratio used is XXX however the guidelines expense ratio for Service Business is XXX and Non-Service Business or Product Business XXX The income will be the lower of the stated income on the 1003 or the bank statements.

Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX Verified housing payment history - XXX mths XXX on current mortgage.; Verified credit history - XXX fico w/a minimum requirement of XXX Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of XXX	XXX Lender provided a copy of the

XXX Lender file contained a copy of the business narrative in the original file which states the borrower is XXX owner with spouse, hover 1099 is in spouse name only. Expense ratio is XXX which is acceptable.

												***Finding remains. Lender to provide third party business verification (website or white pages).	XXX Lender provided 3rd party website for self-employment verification - Client: XXX EV2 Now stating that the company XXX is the companies name and that the client paid them on XXX per the XXX bank statement. Does not meet guideline requirements in its entirety, but sufficient to downgrade to EV2.	XXX	C	B	C	B	C	B	C	B	C	B
2023070675	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	Missing Loan approval in file	XXX	Verified reserves - XXX months reserves plus XXX for additional reos XXX reserve months verified; Established Landlord history - Verified subject rental with lease agreements		XXX Investor acknowledged exception. Ok to clear with final 1008 in file.	XXX	D	A	D	A	D	A	D	A	D	A
2023070707	XXX	XXX	XXX	Compliance	Calculated Amortized Term does not match Term of Note	XXX	XXX	Closed	Added XXX - Corrected Note indicates a XXX year IO period, however the payment amount listed for the IO period (XXX) is a fully amortizing payment based on a XXX month term. The Note also has features that could result in Daily Simple Interest (DSI) and Negative Amortization, and the Note has a Default Interest Rate of XXX The Note has a clause that allows the lender to adjust the interest if any of it is deemed usurious. This is a business purpose loan, so is not subject to usury laws.

									Original non- IO note disclosed a payment of XXX which is correct IO payment based on loan amount of XXX and rate of XXX and had same features of DSI, Negative Amortization potential and a Default Interest Rate of XXX	XXX	Established credit history - Borrower has XXX credit score with good payment history and credit depth. ; Verified ownership of subject property - Verified ownership of subject property for over XXX years.		Investor accepts non-standard note.	XXX	C	A	C	A	C	A	C	A	C	A
2023070764	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	XXX	Acknowledged	Insufficient verified reserves - XXX required, XXX documented including cash out.	Verified credit history - Fico XXX XXX points above the minimum requires for this loan parameters; Verified employment history - Stable self employment over XXX years verified	XXX Lender provided a copy of XXX Payoff and closing statement

XXX Lender provided a copy of the VOD.

***Finding remains. Insufficient verified reserves - XXX required, XXX documented including cash out.

XXX Lender provided a copy of the same VOD already reviewed. Exception Remains.

***Finding remains. Insufficient verified reserves - XXX required, XXX documented including cash out.

												XXX Lender requesting exception approval for short XXX reserves (XXX required, XXX documented). Lender cites compensating factors as credit score XXX points > required, current employment >= XXX months, current homeownership >= XXX months, debt consolidation reduced payments by minimum of XXX or XXX Pending client review.	Client: XXX investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070764	XXX	XXX	XXX	Credit	Payoff/Demand Statement has a discrepancy in the data	XXX	XXX	Closed	Missing updated payoffs from the following to confirm the amounts on the final CD were sufficient, payoffs in the file are stale dated and reflect higher payoff amounts than the final CD (p41).
IRS payoff p507 XXX CD reflects XXX
XXX payoff p513 XXX CD reflects XXX

										XXX	Verified credit history - Fico XXX points above the minimum requires for this loan parameters; Verified employment history - Stable self employment over XXX years verified		XXX - Received borrower final settlement with updated payoffs attached to confirm payoff amounts.	XXX	C	A	C	A	C	A	C	A	C	A
2023070764	XXX	XXX	XXX	Credit	Missing Source of Funds	XXX	XXX	Closed	Missing documentation to support the large deposits of XXX on XXX (stmt p435) and XXX on XXX (stmt p426). With these excluded from net deposits in the income calculation, DTI is XXX	XXX	Verified credit history - Fico XXX XXX points above the minimum requires for this loan parameters; Verified employment history - Stable self employment over XXX years verified	XXX -Cleared lender provided a LOX and supporting documentation to source the deposit on XXX	Cleared lender provided a LOX and supporting documentation to source the deposit on XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070767	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial 1003 Application, executed by borrower, not provided in file.		Verified reserves - Fico XXX which exceeds required minimum of XXX score for LTV.; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.		Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070768	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	XXX	Acknowledged	Insufficient verified reserves, XXX months required. XXX documented including cash out, XXX required, short by XXX	Low DTI - XXX with XXX max; Verified credit history - FICO XXX minimum XXX	XXX Reviewed lender exception response **Finding Remains. SUBJECT TO INVESTOR REVIEW AND APPROVAL** Loan closed with insufficient assets / reserves. Documentation for assets sent to cure exception are dated post-closing.

XXX Exception remains: Lender provided statement for XXX dated XXX This is different account than originally used for assets / reserves. Note date is XXX and statement provided to clear reserves exception is post-closing.

XXX Lender provided statement for XXX dated XXX This is different account than originally used for assets / reserves. Note date is XXX and statement provided to clear reserves exception is post-closing.

												**Finding remains pending acceptance by client.	Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070766	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	XXX	Closed	Missing Pages 1 and 2 of the Final executed 1003 application. Application starts with page 3 of 13 (pg. 152). Additional 1-2 (pg. 150) is not the first XXX pages of the borrower application but that of the lender. .	XXX	Verified credit history - Fico XXX Minimum required is XXX So XXX points above the minimum required. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required. XXX months remain based on cash out proceeds received which is allowed per guidelines.		XXX - Lender provided full copy of final 1003 including the first two pages.	XXX	C	A	C	A	C	A	C	A	C	A
2023070766	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial 1003 Application		Verified credit history - Fico XXX Minimum required is XXX So XXX points above the minimum required. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required. XXX months remain based on cash out proceeds received which is allowed per guidelines.		Client: XXX acknowledged per client	XXX	C	B	C	B	B	B	C	B	C	B
2023070766	XXX	XXX	XXX	Credit	Missing evidence of Hazard Insurance	XXX	XXX	Closed	Missing evidence of Hazard Insurance coverage for subject loan amount of XXX Only Insurance certificate page in file is for Title Company (pg. 270).	XXX	Verified credit history - Fico XXX Minimum required is XXX So XXX points above the minimum required. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required. XXX months remain based on cash out proceeds received which is allowed per guidelines.		XXX - Received evidence of sufficient insurance coverage.	XXX	C	A	C	A	C	A	C	A	C	A
2023070766	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	XXX	Acknowledged	XXX LTV exceeds max allowed of XXX per guidelines/matrix for cashout DSCR. Per 1008 (pg. 149), Lender acknowledged on XXX for email.		Verified credit history - Fico XXX Minimum required is XXX So XXX points above the minimum required. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required. XXX months remain based on cash out proceeds received which is allowed per guidelines.	XXX - Lender provided internal Exception Request form dated XXX reflecting XXX LTV with guideline max of XXX Exception remains due to guideline issue.	Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070766	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	XXX	Closed	Missing additional Third Party Appraisal Review. FNMA SSR in file (pg. 289) returned a Collateral Risk Score of XXX thus a Field Review or CDA is required from the guideline stated accepted sources (guideline, pg. 49/55).	XXX	Verified credit history - Fico XXX Minimum required is XXX So XXX points above the minimum required. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required. XXX months remain based on cash out proceeds received which is allowed per guidelines.		XXX CDA received. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070769	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial 1003 Application		Conservative use of credit - Conservative use of revolving credit accounts. One open revolving with payment of XXX month. Reviewed XXX months and paid XXX ; Verified credit history - Indicator credit score of XXX exceeds the minimum required of XXX by XXX points. Overall payment record is XXX including prior mortgage history both open and paid off.		Client: XXX Investor acknowledged	XXX	C	B	C	B	B	B	C	B	C	B
2023070769	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Acknowledged	Missing Asset Documentation of a single account statement covering one month period and dated within XXX-days of the loan note date of XXX Verified assets must support funds required funds for closing (rate/term refinance)
plus required minimum XXX months reserves. Reserve requirement is XXX none documented in file.
									Per Application, borrower has IRA with balance of XXX		Conservative use of credit - Conservative use of revolving credit accounts. XXX open revolving with payment of XXX month. Reviewed XXX months and paid XXX ; Verified credit history - Indicator credit score of XXX exceeds the minimum required of XXX by XXX points. Overall payment record is XXX including prior mortgage history both open and paid off.		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070770	XXX	XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	Copy of eConsent not provided within image file	XXX	Verified employment history - Borrower has over XXX years of verified history as a real estate agent.		XXX Received copy of DocMagic eSign Certificate. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070770	XXX	XXX	XXX	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	XXX	XXX	Closed	Copy of eConsent not provided within image file	XXX	Verified employment history - Borrower has over XXX years of verified history as a real estate agent.		XXX Received copy of DocMagic eSign Certificate. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070770	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	Missing COC for increase in Loan Discount Points from XXX on LE issued XXX to XXX on CD issued XXX See pages 174 and 168. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified employment history - Borrower has over XXX years of verified history as a real estate agent.	XXX Received copy of COC for loan amount change. Date Change Identified is blank. Finding remains.	XXX Received copy of COC dated XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070765	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Closed	Missing copy of lenders closing instructions to the title company/closing agent. Deed of Trust is not Recorded.	XXX	Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX Verified reserves - XXX mths reserves verified with subject cash out proceeds.		XXX Lender provided a copy of the closing instructions.	XXX	C	A	C	A	C	A	C	A	C	A
2023070765	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial 1003. Review utilized Credit Report date of XXX for review.		Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX Verified reserves - XXX mths reserves verified with subject cash out proceeds.		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070765	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Cash out of XXX exceeds the max allowed of XXX MM per the DSCR Matrix. ** Lender Acknowledged Exception per 1008 **		Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX Verified reserves - XXX mths reserves verified with subject cash out proceeds.	XXX Awaiting Investor approval of Lender Exception.	Client: XXX Investor Acknowledged Exception. Additional comp factors: LTV = XXX DSCR = XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023070776	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified reserves - Reserves verified equal XXX months, guideline requires XXX months.; Verified employment history - Borrower has been a licensed real estate agent for over XXX years, CPA letter pg. 210.; Minimal outstanding debt - Per the credit report pg. 98, the borrower has minimal outstanding debt.		XXX Exception set in error. Corrected Appraisal fee placement. Finding cleared upon resubmission.	XXX	C	A	C	A	C	A	C	A	C	A
2023070776	XXX	XXX	XXX	Property	Property Type is prohibited	XXX	XXX	Acknowledged	Per guidelines, rural properties not permitted. Appraisal designates property as rural with XXX acres.	Verified reserves - Reserves verified equal XXX months, guideline requires XXX months.; Verified employment history - Borrower has been a licensed real estate agent for over XXX years, CPA letter pg. 210.; Minimal outstanding debt - Per the credit report pg. 98, the borrower has minimal outstanding debt.	XXX Lender is requesting exception approval for rural property with XXX acres. Comp factors cited are XXX for XXX months on all mortgages, current employment >= XXX months, current homeownership >= XXX months. Additional lender comments, this is common for state of XXX Subject is highest and best use based on location and surrounding market, subject has well and septic system which is common and does not affect marketability, public electricity and gas are connected, value is supported by CDA.

												Per Investor, exception remains.	Client: Investor acknowledged exception	XXX	C	B	C	B	C	B	C	B	C	B
2023070763	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial 1003. Reviewer used credit report date of XXX		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified ownership of subject property - Borrower has maintained ownership in subject property since XXX Low LTV/CLTV/HCLTV - Loan LTV is XXX which is XXX lower than XXX allowable per matrix.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070775	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial 1003 Application not provided in file.		Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines; Low LTV/CLTV/HCLTV - Loan LTV of XXX is >XXX less than allowable LTV of XXX per matrix.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070775	XXX	XXX	XXX	Compliance	Note is not executed	XXX	XXX	Closed	Note is missing page 4 with borrower signatures and Notary.	XXX	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines; Low LTV/CLTV/HCLTV - Loan LTV of XXX is XXX less than allowable LTV of XXX per matrix.	XXX Copy of Note is illegible. **Finding remains. Legible copy of note required.	Seller provided a legible copy of the Note.	XXX	C	A	C	A	C	A	C	A	C	A
2023070775	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	XXX	Closed	Note is missing page 4 with borrower signatures and Notary.	XXX	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines; Low LTV/CLTV/HCLTV - Loan LTV of XXX is XXX less than allowable LTV of XXX per matrix.	XXX Copy of Note is illegible. **Finding remains. Legible copy of note required.	Seller provided a legible copy of Note	XXX	C	A	C	A	C	A	C	A	C	A
2023070775	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	XXX	Acknowledged	Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file. Appraisal cost to rebuild XXX		Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines; Low LTV/CLTV/HCLTV - Loan LTV of XXX is >XXX less than allowable LTV of XXX per matrix.		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070775	XXX	XXX	XXX	Credit	Non Standard Agency Form Type payments are not applied on the scheduled due date	XXX	XXX	Closed		XXX	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines; Low LTV/CLTV/HCLTV - Loan LTV of XXX is >XXX less than allowable LTV of XXX per matrix.		FNMA FHLMC NOTE	XXX	C	A	C	A	C	A	C	A	C	A
2023070774	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	Missing statement for XXX. Per Wire Confirmations to escrow funds to close of XXX on XXX and XXX on XXX came for the borrower XXX ending in XXX from XXX. Confirmations pages 520 / 524.	XXX	Verified reserves - XXX Months of liquid reserves; Verified credit history - Fico XXX points above the minimum required by the applicable guidelines		Asset Documentation provided to support wire confirmations.	XXX	C	A	C	A	C	A	C	A	C	A
2023070774	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	XXX	Acknowledged	Missing verification of reserves totaling XXX Total reserves verified XXX Short XXX Total funds required to close XXX Total funds verified XXX (XXX)		Verified reserves - XXX Months of liquid reserves; Verified credit history - Fico XXX points above the minimum required by the applicable guidelines		Client: XXX Investor Acknowledged Exception. Gross disposable income > XXX per month.	XXX	C	B	C	B	C	B	C	B	C	B
2023070774	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Acknowledged	Missing copy of lenders closing instructions to the title company/closing agent. Deed of Trust is not Recorded.		Verified reserves - XXX Months of liquid reserves; Verified credit history - Fico XXX points above the minimum required by the applicable guidelines		Client: Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070774	XXX	XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	XXX	Closed	Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of XXX as required HPML loans. See COMP XXX	XXX	Verified reserves - XXX Months of liquid reserves; Verified credit history - Fico XXX points above the minimum required by the applicable guidelines		XXX Received copy of Appraisal Compliance page with XXX language. Same page found in file. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070774	XXX	XXX	XXX	Compliance	HPML Loan	XXX	XXX	Closed	The loan's (XXX) APR equals or exceeds the Federal HPML threshold of (XXX). The system determines the threshold by adding XXX points to the comparable average prime offer rate index of (XXX). The System applied this threshold because this (XXX) loan exceeds (XXX), which is the XXX conforming loan limit as of the date the loan's interest rate was set before consummation. (12 CFR 1026.35(a)(1)(ii))

									The loan's (XXX) APR equals or exceeds the Regulation Z Section XXX Higher-Priced Covered Transaction threshold of (XXX), which is the comparable average prime offer rate of (XXX) plus XXX The System used the following date to perform the APOR index lookup (XXX). (12 CFR 1026.43(b)(4))	XXX	Verified reserves - XXX Months of liquid reserves; Verified credit history - Fico XXX points above the minimum required by the applicable guidelines		XXX Received copy of Appraisal Compliance page with XXX language. Same page found in file. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070781	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial 1003 missing from loan file.		Minimal outstanding debt - Per the borrower's credit report in file (pg. 51), Borrower has minimal outstanding revolving debt supporting conservative credit use. ; Potential for increased earnings - Current Lease for Subject Property is XXX through XXX Per 1007 (p. 259), the estimated market rent is XXX	XXX Lender provided XXX guidelines and referenced page 18. ***Finding remains. This is a correspondent flow loan and the guidelines that were to be used for underwriting were XXX guidelines.	Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070781	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	1003 Section 3 provides contradictory information on REO properties. 1003 reflects all properties free/clear but discloses tax/insurance payment that would appear to include a lien payment. Section XXX to be corrected to reflect lien holder information, or correct tax/insurance obligation for properties documented free/clear.

Per Guidelines (p. 18), a VOM for all properties must be provided. For properties owned free and clear, a property profile report or similar document showing no lien against the property should be provided in the credit file.	XXX	Minimal outstanding debt - Per the borrower's credit report in file (pg. 51), Borrower has minimal outstanding revolving debt supporting conservative credit use. ; Potential for increased earnings - Current Lease for Subject Property is XXX through XXX Per 1007 (p. 259), the estimated market rent is XXX	XXX Lender provided XXX published XXX guidelines.

												*** Exception remains: Lender to provide a current mortgage rating for all financed REO and not reflected on credit report. For properties owned free and clear provide a property report or similar document showing no liens. Correct and complete the 1003 REO section to reflect corresponding balances, taxes etc.	Exception set in error loan meets seller guidelines. The borrower's primary residence is owned free and clear per the property report and fraud report.	XXX	C	A	C	A	C	A	C	A	C	A
2023070781	XXX	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	XXX	Closed	Borrower owns multiple REO properties and 1003 reflects mortgages that do not report on credit. UTD liens, balances, and payment history on REO's as required to confirm housing history and adherence to guidelines.	XXX	Minimal outstanding debt - Per the borrower's credit report in file (pg. 51), Borrower has minimal outstanding revolving debt supporting conservative credit use. ; Potential for increased earnings - Current Lease for Subject Property is XXX through XXX Per 1007 (p. 259), the estimated market rent is XXX	XXX Lender provided XXX published XXX guidelines.

*** Exception remains: Lender to provide a current mortgage rating for all financed REO and not reflected on credit report. For properties owned free and clear provide a property report or similar document showing no liens. Correct and complete the 1003 REO section to reflect corresponding balances, taxes etc.

XXX Lender provided XXX XXX guidelines and referenced page 18.

												***Finding remains. This is a correspondent flow loan and the guidelines that were to be used for underwriting were XXX guidelines.	Exception set in error loan meets seller guidelines. The borrower's primary residence is owned free and clear per the property report and fraud report.	XXX	C	A	C	A	C	A	C	A	C	A
2023070781	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed		XXX	Minimal outstanding debt - Per the borrower's credit report in file (pg. 51), Borrower has minimal outstanding revolving debt supporting conservative credit use. ; Potential for increased earnings - Current Lease for Subject Property is XXX through XXX Per 1007 (p. 259), the estimated market rent is XXX		Cleared per client acknowledgement; Okay to proceed with 1008.	XXX	C	A	C	A	C	A	C	A	C	A
2023070772	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified housing payment history - XXX with XXX Verified reserves - XXX months		XXX finding cleared, exception set in error. Broker credit for fees over the legal limit was disclosed in the payoff's and payments section of the final CD dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070773	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial 1003 Application, executed by borrower, not provided in file.		Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.		Client: EV2 Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070773	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	XXX	Closed	Verification of receipt of appraisal not provided in file.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.		XXX Seller provided copy of email cover letter to borrower dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070773	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Per XXX credit guidelines, section XXX cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender approved exception needed.		Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.	XXX Exception remains: Lender provided a copy of XXX updated guide dated XXX loan was closed prior to guideline update.	Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070771	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	Gift letter in file p281 for XXX is reflected on CD as paid to title; however, no wire or other proof of transfer provided. Additionally, proof of wire provided p291 is for XXX from same donor and no gift letter provided for this amount or accounted for on CD. Full verification of all gifts needed as borrower funds do not sufficiently cover reserve requirement after funds-to-close.	XXX	Established credit history - Credit report reflects an established credit history since XXX with qualifying FICO XXX which exceeds XXX minimum FICO for XXX LTV.	XXX Lender provided gift letter iao XXX *Finding remains* this amount is not sourced as paid to borrower in personal asset statements and is not accounted for on Closing Disclosure. Additionally, verification of gift funds iao XXX is not sourced as paid. Unable to determine if these are same or separate gifts.	XXX Lender provided proof of receipt by title for revised gift letter iao XXX All funds now match CD.	XXX	C	A	C	A	C	A	C	A	C	A
2023070568	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	XXX	Acknowledged	Missing COC for LE issued XXX Rate was locked. No fee violation due to this LE.		Verified reserves - XXX month reserve requirements per Grade A+ program XXX p62- plus XXX additional for financed reo and XXX additional for LTV greater than XXX months XXX Borrower has XXX months reserves post closing verified which exceeds the XXX required per guidelines; Verified credit history - Borrower has XXX qualifying FICO which exceeds 620 minimum required per guidelines. XXX p65		Client: XXX No fee violation with LE.	XXX	C	B	C	B	B	B	C	B	C	B
2023070568	XXX	XXX	XXX	Compliance	HPML Loan	XXX	XXX	Closed	Non-compliant federal HPML due to Appraisal not meeting requirements. --

The loan's (XXX) APR equals or exceeds the Federal HPML threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX).(12 CFR 1026.35(a)(1)(i)).

Compliant state XXX --

This is an XXX (XXX). The loan's APR of (XXX) equals or exceeds the XXX threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (XXX). (XXX. Admin. Code XXX(a); 12 CFR 1026.35(a)(1)(i)).	XXX	Verified reserves - XXX month reserve requirements per Grade A+ program XXX p62- plus XXX additional for financed reo and XXX additional for LTV greater than XXX- XXX months XXX Borrower has XXX months reserves post closing verified which exceeds the XXX required per guidelines; Verified credit history - Borrower has XXX qualifying FICO which exceeds 620 minimum required per guidelines. XXX p65	XXX - Received revised appraisal reflecting the verbiage that appraisal was prepared in accordance with Title XI of XXX and any implementing regulations as required for HPMLs. Verbiage on pg. 6/30.

													*Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070568	XXX	XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	XXX	Closed	Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XI of XXX and any implementing regulations as required for HPMLs.	XXX	Verified reserves - XXX month reserve requirements per Grade A+ program XXX p62- plus XXX additional for financed reo and XXX additional for LTV greater than XXX- XXX months XXX Borrower has XXX months reserves post closing verified which exceeds the 10 required per guidelines; Verified credit history - Borrower has XXX qualifying FICO which exceeds 620 minimum required per guidelines. XXX p65	XXX - Received revised appraisal reflecting the verbiage that appraisal was prepared in accordance with Title XI of XXX and any implementing regulations as required for HPMLs. Verbiage on pg. 6/30.

													*Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070569	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Missing Affiliated Business Disclosure, FACTS p21 states they do not share information, no affiliates provided.	XXX	Verified reserves - XXX XXX 10.5.2 p62- reserves for grade A+ XXX months plus XXX for additional properties plus XXX for loan amt over XXX million= XXX required reserves XXX along with assets and Cash Out proceeds the borrower has XXX verified post close reserves which far exceeds the XXX months required per guides; Verified credit history - Borrower has XXX qualifying FICO which exceeds 620 minimum required per guidelines.		Affiliate was not paid at closing (CD p651), ABD is not required.	XXX	C	A	C	A	C	A	C	A	C	A
2023070569	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Closed	Initial 1003 Application, executed by borrower, not provided in file.	XXX	Verified reserves - XXX XXX 10.5.2 p62- reserves for grade A+ XXX months plus XXX for additional properties plus XXX for loan amt over XXX million= XXX required reserves XXX along with assets and Cash Out proceeds the borrower has XXX verified post close reserves which far exceeds the 18 months required per guides; Verified credit history - Borrower has XXX qualifying FICO which exceeds 620 minimum required per guidelines.		XXX Initial 1003 received. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070569	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Closed	Missing substantial evidence of reo PITI for property "XXX" VOM p260 does not provide sufficient evidence, Also proof of XXX #XXX acct missing for "XXX" reo	XXX	Verified reserves - XXX XXX 10.5.2 p62- reserves for grade A+ XXX months plus XXX for additional properties plus XXX for loan amt over XXX million= XXX required reserves XXX along with assets and Cash Out proceeds the borrower has XXX verified post close reserves which far exceeds the 18 months required per guides; Verified credit history - Borrower has XXX qualifying FICO which exceeds 620 minimum required per guidelines.		XXX - Received recently closed final CD for XXX to reflect PITIA payment of XXX and a direct VOM for XXX with payment (Interest only) of XXX Updated final DTI. * Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070531	XXX	XXX	XXX	Credit	Missing Final 1003 Application	XXX	XXX	Closed	The final 1003 could not be located in the file, copies of the original 1003's could be found on pgs.24 and 85.	XXX	Minimal outstanding debt - Credit report pg. 262 reflects minimal debt outstanding which includes XXX student loans and three XXX.; Verified reserves - Reserves are in the form of cash out proceeds which equal XXX months, guideline requires XXX months, refer to the credit matrix for First Time Investors in the eXperienced Investor Program.		STIP XXX	XXX	D	A	D	A	D	A	D	A	D	A
2023070531	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	There is no formal approval in the file, refer to the 1008 pg. 95 printed on XXX	XXX	Minimal outstanding debt - Credit report pg. 262 reflects minimal debt outstanding which includes XXX student loans and three XXX.; Verified reserves - Reserves are in the form of cash out proceeds which equal XXX months, guideline requires 6 months, refer to the credit matrix for First Time Investors in the eXperienced Investor Program.		Not required for program.	XXX	C	A	C	A	C	A	C	A	C	A
2023070531	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	XXX	Closed	Hazard insurance does not reflect a start or end date. Total annual premium is not listed.	XXX	Minimal outstanding debt - Credit report pg. 262 reflects minimal debt outstanding which includes XXX student loans and three XXX.; Verified reserves - Reserves are in the form of cash out proceeds which equal XXX months, guideline requires 6 months, refer to the credit matrix for First Time Investors in the eXperienced Investor Program.		Cleared - Hazard Policy with premium and term received.	XXX	C	A	C	A	C	A	C	A	C	A
2023070530	XXX	XXX	XXX	Credit	Missing Final 1003 Application	XXX	XXX	Closed	Missing complete executed final Application in file.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.		XXX - Received final signed1003 with Section 3 complete.	XXX	D	A	D	A	D	A	D	A	D	A
2023070530	XXX	XXX	XXX	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	XXX	XXX	Closed	Name for Seller on both Appraisals in file (p. 62, 181) is XXX, Name of Seller on Sales contract (p. 562) is Select XXX, as Attorney in Fact. Grant Deed (pg. 27) reflects XXX, as Indenture Trustee. Seller name on final CD (pg. 30) is XXX	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.	XXX - Received email from Investor stating: Please note a PCCD, a property profile report and the addendum to the sales contract is being uploaded. There are character limitations on CDs for seller length of name. The rest of XXX could not show up. as it was too long.

*Exception Remains pending receipt of documents referenced to review.	XXX - Received PCCD dated XXX with Seller name as XXX, XXX (XXX). Per note from Investor recd on XXX there are character limits on CDs for seller length of name. The rest of XXX could not show up. Received Addendum to sales contract showing seller name as XXX, XXX. Received property report with Owner name as XXX

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070530	XXX	XXX	XXX	Compliance	Missing evidence of the Seller HUD1	XXX	XXX	Closed	Unable to locate Seller HUD1 in file.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.		XXX - Received copy of Seller CD date issued XXX * Exception Cleared. - Client: XXX Non-material issue - no assignee liability	XXX	C	A	C	A	C	A	C	A	C	A
2023070530	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	XXX	Acknowledged	*UPDATED* Per documents presented on XXX, borrower took out an XXX lien loan on an REO property owned XXX (same date as closing subject) and received XXX in cash. Funds were wired for subject transaction in amount of XXX XXX Guidelines (section XXX) reflects that Assets must be seasoned XXX days and any large deposits will need to be sourced. Assets used for closing were not seasoned. See original exception below for further detail.

Per final CD (p. 30), Borrower was required to bring XXX to close. Assets verified from XXX (pg. 243) in the amount of XXX Additional assets need to close were XXX (XXX). Additional verified assets required for reserves (See XXXXXX). Earnest money deposit of XXX has been considered and not part of cash required to close.	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.	XXX - Received response from lender of: "In regards to the funds to close and reserve conditions, attached is a copy of the wire sent for XXX dated XXX Attached is a final settlement dated XXX on a hard money loan the borrower took out to close on the subject and received cash out of XXX Assets are verified in the amount of XXX already and the borrower was the purchasing agent and received commission of XXX so that should cover the remaining reserves.

*Exception Remains: XXX guidelines (section XXX) reflects that Assets must be seasoned XXX days and any large deposits will be need to be sourced.

XXX - Received a copy of a post-closing issued CD (PCCD) dated XXX Funds required to close did not change.

												*Exception Remains.	Client: XXX - Received Investor email to accept asset conditions as Waiver since the funds were from a secured source, Investor accepts seasoning of the funds. Overridden to XXX status.	XXX	C	B	C	B	C	B	C	B	C	B
2023070530	XXX	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	XXX	Closed	REO section XXX of initial application in file not complete with all owned properties and applicable real estate mortgages. Final application with complete REO section is required. Initial application reflects four outstanding mortgages. Four mortgages reflected on credit report (pg. 279).	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.	XXX - Received response from lender on page 3/8 from lender document presented for condition explanation that XXX mortgages on credit are attached to per presented screen snips.

												*Exception Remains. Still missing updated Final application with complete REO section as required and executed by the borrower.	XXX Received Initial 1003 with REO Section XXX complete.	XXX	C	A	C	A	C	A	C	A	C	A
2023070530	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	XXX	Acknowledged	*UPDATED* Per documents presented on XXX borrower took out an XXX lien loan on an REO property owned XXX (same date as closing subject) and received XXX in cash. Funds were wired for subject transaction in amount of XXX XXX Guidelines (section XXX) reflects that Assets must be seasoned XXX days and any large deposits will need to be sourced. Assets used for closing were not seasoned. See original exception below for further detail.

Total Reserves required are XXX Guidelines require XXX months for the subject (loan amount > XXX) and XXX months reserves for each financed property (p. 48/79). Credit report reflects four current open/active real estate loans. Reserves for additional financed properties calculated from the credit report mortgage loans. Final 1003 is deficient to confirm what property has financing. Subject to reverification with completed REO Section XXX of the final application and to confirm sufficient assets for closing (see XXXXXX)	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.	XXX - Received a copy of a post-closing issued CD (PCCD) dated XXX Funds required to close did not change.

*Exception Remains: XXX guidelines (section 6.10.2) reflects that Assets must be seasoned XXX days and any large deposits will be need to be sourced.

XXX - Received response from lender of: "In regards to the funds to close and reserve conditions, attached is a copy of the wire sent for XXX dated XXX Attached is a final settlement dated XXX on a hard money loan the borrower took out to close on the subject and received cash out of XXX Assets are verified in the amount of XXX already and the borrower was the purchasing agent and received commission of XXX so that should cover the remaining reserves.

*Exception Remains: XXX guidelines (sectionXXX) reflects that Assets must be seasoned XXX days and any large deposits will be need to be sourced.

XXX - Received a copy of a post-closing issued CD (PCCD) dated XXX Funds required to close did not change.

												*Exception Remains.	Client: XXX - Received Investor email to accept asset conditions as Waiver since the funds were from a secured source, Investor accepts seasoning of the funds. Overridden to XXX status.	XXX	C	B	C	B	C	B	C	B	C	B
2023070530	XXX	XXX	XXX	Credit	Non-Arms Length Transaction	XXX	XXX	Acknowledged	*NEW* Based on documentation provided XXX it has been identified that the subject transaction is non-arms length. The Seller name on final CD (pg. 30) is XXX. Per XXX guidelines (section XXX) a non-arms length transaction must be on a Primary Residence. Subject is an Investment. Seller and buyer names are both on the final CD as buyer and seller Real XXX Broker. Borrower received a real estate commission as evidenced on page 2 of the CD while the Seller also received a commission. Lender is asking to use the borrower received commission towards reserves, which are not seasoned funds.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required for a XXX Year IO/eXperienced Investor Program. ; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.		Client: Per email received on XXX Investor stated that they accept the Non-Arms Length Transaction.	XXX	C	B	C	B	C	B	C	B	C	B
2023070570	XXX	XXX	XXX	Property	Property Condition is Fair	XXX	XXX	Closed	Subject appraisal reflects the property condition as XXX The XXX XXX XXX guides XXX p39, reflects that no XXX rating is permitted under Quality of Construction and Condition section. Appraisal property conditions comments (pg.513) and multiple photos reflect visual damage. A XXX property condition rating is not acceptable. File reflects a Valuation Risk Review (p531) and XXX SSR report (p593) that confirm the as-is value is supported. The condition of the property is not confirmed by either of these sources.	XXX	Verified reserves - XXX Classic XXX 10.5/10.5.2 p62- XXX months reserve requirements plus XXX additional for XXX reo XXX Borrower has XXX months reserves verified post close which exceeds the XXX months required.; Verified credit history - XXX Classic XXX 11.1.4 p65 XXX FICO min, borrower has XXX which exceeds the FICO minimum requirement.	XXX Appraisal Update (FNMA 442) received.

												**Finding Remains - The XXX Classic XXX guides XXX (p. 39), for XXX ratings, the appraiser must provide detailed narrative regarding the subject property market acceptance.	XXX Lender provided a copy of the XXX with the following appraiser response: "The subject has been cleaned out, cabinets fixed, holes fixed, doors fixed, broken/dangerous garage has been removed. The home is now considered to be in XXX condition.	XXX	C	A	C	A	C	A	C	A	C	A
2023070580	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Closed	DOT (p. 293) and Quit Claim Deed (p. 624) removing title holder XXX are not recorded. Quit Claim Deed (p. 624) removing titleholder XXX at closing not recorded. Unable to locate closing instructions directing title company to record the Quit Claim Deed and Security Instrument.	XXX	Verified reserves - Borrower has XXX months reserves post closing which exceeds the XXX months required per guidelines.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.		XXX Received a copy of the recorded Mortgage DOT and PUD Rider reflecting title held in borrower name only. * Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070576	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure not provided in file. FACTS Disclosure (pg. 25) gives partial list of affiliates; unclear if this is complete list of affiliates. Need Affiliated Business Disclosure to verify complete list of affiliates for compliance testing.	XXX	Low DTI - Per Grade A pg. 14 Max DTI is XXX Actual verified DTI is XXX which is XXX below the maximum required for this loan characteristic		XXX - Received lender memo dated XXX stating: We do not utilize an affiliated businesses as we are a Correspondent Lender. *Exception Cleared.	XXX	C	A	C	A	B	A	C	A	C	A
2023070576	XXX	XXX	XXX	Credit	Missing evidence of HOA Dues	XXX	XXX	Closed	Coborrower REO XXX does not provide or disclose HOA documentation, as applicable.	XXX	Low DTI - Per Grade A pg. 14 Max DTI is XXX Actual verified DTI is XXX which is XXX below the maximum required for this loan characteristic		XXX Lender provided HOA documentation. REO obligations updated.	XXX	C	A	C	A	C	A	C	A	C	A
2023070577	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Acknowledged	Affiliated Business Disclosure no provided. FACTS disclosure p35, does not confirm if affiliates were used on the transaction.		Conservative use of credit - Borrower's credit report in file (pg. 186) reflects XXX revolving/credit line used.; Established credit history - Borrower's credit report in file (pg. 186) reflects an established credit history since XXX		Client: XXX - Blanket notice provided stating one affiliate for XXX. Verified affiliate is not paid or used on transaction.	XXX	C	B	C	B	C	B	C	B	C	B
2023070577	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	Income Documentation is Insufficient - Missing documentation for Social Security and Pension Income.	XXX	Conservative use of credit - Borrower's credit report in file (pg. 186) reflects XXX revolving/credit line used.; Established credit history - Borrower's credit report in file (pg. 186) reflects an established credit history since XXX		XXX Lender provided updated 1008 and 1003 to remove pension and SSI income sources. DTI XXX still meets guidelines.	XXX	C	A	C	A	C	A	C	A	C	A
2023070577	XXX	XXX	XXX	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	XXX	XXX	Acknowledged	Final CD does not list the real estate commissions paid.		Conservative use of credit - Borrower's credit report in file (pg. 186) reflects XXX revolving/credit line used.; Established credit history - Borrower's credit report in file (pg. 186) reflects an established credit history since XXX		Client: XXX Non-Material no assignee liability.	XXX	C	B	C	B	C	B	C	B	C	B
2023070573	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	XXX	Closed	Evidence the lender provided a copy of the appraisal could not be located in the file.	XXX	Minimal outstanding debt - Borrowers have only two outstanding installment loans and XXX open revolving account.; Verified housing payment history - Borrowers are currently renting and have had no lates over the past twelve months, VOR pg. 525.; Established credit history - Borrowers have a substantial credit history as evidenced by the credit report on pg. 610.	XXX Lender provided duplicate Notice of Right to Receive Appraisal from original file.

												**Finding remains** Notice disclosure dated XXX is prior to appraisal dated XXX and is not an acknowledgment of receipt. Verification borrower received copy of appraisal is needed.	XXX - Received email chain from lender to borrower dated XXX where lender comments about the appraisal and borrower email reflects a statement of "thank you for sending the appraisal" to confirm borrower received. **Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070573	XXX	XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	XXX	Closed	Tax transcripts could not be located in the file.	XXX	Minimal outstanding debt - Borrowers have only two outstanding installment loans and XXX open revolving account.; Verified housing payment history - Borrowers are currently renting and have had no lates over the past XXX months, VOR pg. 525.; Established credit history - Borrowers have a substantial credit history as evidenced by the credit report on pg. 610.		Tax documents in loan file W2s XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070573	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Acknowledged	A large deposit of XXX was made into XXX on XXX this deposit must be sourced.	Minimal outstanding debt - Borrowers have only two outstanding installment loans and XXX open revolving account.; Verified housing payment history - Borrowers are currently renting and have had no lates over the past XXX months, VOR pg. 525.; Established credit history - Borrowers have a substantial credit history as evidenced by the credit report on pg. 610.	XXX Lender provided documentation of XXX showing proof of XXX source of EMD

**FINDING REMAINS AND IS EDITED** Still missing evidence of deposit of funds Additionally, document provided from XXX reflects withdrawal is a LOAN, not disbursement and verification of monthly obligation is needed.

XXX - Received lender response of: "SOF is liquidation of funds from XXX. Bank statements attached. Provided 102 page document including XXX quarterly XXX statements with most recent date through XXX (pg. 53/102). There is a XXX single page transaction statement (pg. 31/102) that reflects a Sell of XXX on XXX for XXX statement provided are most recently dated XXX

*Exception remains* Still missing evidence of the XXX deposit made into XXX. This deposit, also on bank statement provided (pg. 3/102) reflects a Credit from XXX PAYMENT. No evidence of this was provided.	Mitigated Risk: XXX - Received lender explanation with evidence of deposit of XXX into XXX and evidence of XXX withdrawal and proof of repayment amount on the XXX loan with revised unexecuted 1003.

													*Exception Overridden to XXX status due to unexecuted final updated 1003 and post-closing documentation.	XXX	C	B	C	B	C	B	C	B	C	B
2023070575	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure or FACTS disclosure not provided in file. Unable to determine presence of affiliates on transaction.	XXX	Verified housing payment history - Credit report pg.260 in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified liquid assets and/or savings history - Borrower has verified liquid assets in excess XXX of remaining after closing based on the bank statements in file (pg.824/842 and CD pg.361 Subject loan required a down payment of XXX which were all the borrower's own funds.		XXX Received memo affirming lender has no affiliates. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070571	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	Proceeds from sale of departing residence iao XXX is sourced from CD; however, no proof of deposit into borrower account nor deposit with escrow is provided in file.	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. 472, 491, 464, 561), sale of home (pg. 760) and final CD (pg. 96).; Verified employment history - Borrower has XXX years, XXX months total time with employer. (pg 499).; Income verified was not used in qualifying - Borrower has second job with XXX year earnings provided that were not used in qualification.	XXX Lender provided duplicate CD from original file. *Finding remains* No proof of sale proceeds deposit into borrower account nor deposit with escrow is provided.	XXX - Received response from Lender of: "attached are copies of the disbursement ledgers for both transaction, showing that the proceeds of their sale were transferred to use for their purchase. Document attached is 5 pages and includes information that amount of net proceeds was direct deposited.

													*Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070571	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	Missing COC for increase in Flood Certification fee on CD issued XXX -

									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Credit Report Fee, Flood Certification Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. 472, 491, 464, 561), sale of home (pg. 760) and final CD (pg. 96).; Verified employment history - Borrower has XXX years, XXX months total time with employer. (pg 499).; Income verified was not used in qualifying - Borrower has second job with XXX year earnings provided that were not used in qualification.		XXX Received memo from lender along with copy of Final CD. Memo says the credit in section XXX of CD covers the increase in the flood cert and credit report. General credit increase covers the increase in the Credit Report Fee. Flood Cert fee on final CD is less than on Initial LE. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070676	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Acknowledged	Missing ABD. Per FACTS disclosure pg. 1770 borrower has affiliates. Final CD pg 1785 does not indicate fees paid to affiliates		Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months. ; Verified employment history - Borrower have and excellent monthly income and stable verified self-employment		Client: Immaterial Issue - Final CD pg 1785 does not indicate fees paid to affiliates	XXX	C	B	C	B	B	B	C	B	C	B
2023070677	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure not provided in file. FACTS disclosure p610 indicates affiliate; however, none are used or paid on transaction.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds 640 minimum required per guidelines. ; Low DTI - Verified XXX DTI is XXX lower than maximum XXX		Affiliates not used for services. ABD not required.	XXX	C	A	C	A	B	A	C	A	C	A
2023070677	XXX	XXX	XXX	Credit	Missing Verification of Rental	XXX	XXX	Acknowledged	Per XXX XXX guidelines, p.32, section XXX mortgage/rental history required. Per 1003, borrower rented for XXX years. VOR was not provided in file. Private party VOR's must be substantiated by XXX months cancelled checks or bank statement. Rental payment of XXX was not indicated on statements in file.	Verified credit history - Borrower has XXX qualifying FICO which exceeds 640 minimum required per guidelines. ; Low DTI - Verified XXX DTI is XXX lower than maximum XXX	XXX - Lender provided duplicate 1003 with rebuttal. 1003 states XXX rent and is not updated to reflect the XXX rent stated by lender and rent checks provided are for varying amounts that do not support either figure

**EXCEPTION REMAINS** SUBJECT TO INVESTOR REVIEW AND APPROVAL OF BORROWER HOUSING HISTORY

XXX - Lender provided a 28 page document with a statement of "please clear and note that an updated 1003 has been provided to support rent amount of XXX We are using the guideline listed below to qualify the borrower and XXX months rental history is support via cancelled checks. 1003 and cancelled checks attached.

												**Exception Remains** - 1003 provided reflects rent payment of XXX per month and not XXX as stated. Updated 1003 is not executed. A private VOR is required with the canceled checks to support the VOR. Unable to determine payment history as check amounts vary with a couple of months appearing to have been paid by money order. XXX check (pg. 15 of 28) is for XXX and states XXX. It was written on XXX and XXX on XXX thus appears XXX payment may have been late. May noted check (pg. 18/28) included an additional XXX and cleared 5/11 thus appears to have been late. All payments after XXX appear to have been XXX vs. XXX XXX payment is not documented. 1003 reflects rent history for XXX years.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070677	XXX	XXX	XXX	Credit	Purchase Contract is Deficient	XXX	XXX	Acknowledged	Purchase contract located on p.341 reflects edits and redactions with no buyer/seller initials.	Verified credit history - Borrower has XXX qualifying FICO which exceeds 640 minimum required per guidelines. ; Low DTI - Verified XXX DTI is XXX lower than maximum XXX	XXX Lender provided duplicate 1003 with rebuttal that purchase contract is signed, though no edits or redactions have been initialed.

**Exception Remains** - Handwritten changes are throughout with no noted initials. The only signatures are located on the pages 344 and 347 and those pages have no noted changes/redactions. SUBJECT TO INVESTOR REVIEW AND APPROVAL

XXX - Lender provided a 28 page document with a statement of "please clear as the edited/redacted Purchase contract along with amendments were signed by both the buyer and seller. All terms of the purchase contract appear to have been met without issue therefore contract remains valid as is.

												**Exception Remains** - Handwritten changes are throughout with no noted initials. The only signatures are located on the pages 344 and 347 and those pages have no noted changes/redactions.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070677	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	XXX	Closed	Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds 640 minimum required per guidelines. ; Low DTI - Verified XXX DTI is XXX lower than maximum XXX		XXX - Lender provided a 28 page document with a statement of: "please clear as RCE can be found in the original submission bundle on pages 334-336 and attached. Page 3-5 of XXX reflects a Residential Estimator with replacement cost rounded to XXX Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070678	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Missing ABD. Per FACTS disclosure pg 709 borrower has affiliates. Final CD pg 910 does not indicate fees paid to affiliates	XXX	Low LTV/CLTV/HCLTV - Max ltv is XXX subject loan ltv is XXX Established credit history - Borrower has an established satisfactory credit history as exhibited with a fico of XXX refer to credit pg. 52.		Affiliates not used for services. ABD not required. - Client: EV2 Investor acknowledged exception.	XXX	C	A	C	A	B	A	C	A	C	A
2023070679	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Missing ABD. Per FACTS disclosure pg 413 lender has affiliates. Final CD pg 482 does not indicate fees paid to affiliates	XXX	Verified reserves - Reserves required for a purchase are XXX months, verified liquid reserves are XXX months.; Minimal outstanding debt - Borrower has minimal outstanding debt as evidenced by the credit report pg. 24.		Affiliates not used for services. ABD not required.	XXX	C	A	C	A	B	A	C	A	C	A
2023070679	XXX	XXX	XXX	Credit	Missing Verification of Rental	XXX	XXX	Closed	A verification of a XXX month satisfactory rental history could not be located in the file, VOR in the file (p530) indicates XXX late payments between XXX and XXX and that the account is not satisfactory.	XXX	Verified reserves - Reserves required for a purchase are XXX months, verified liquid reserves are XXX months.; Minimal outstanding debt - Borrower has minimal outstanding debt as evidenced by the credit report pg. 24.	XXX - Received Lender response of: please see attached letter of explanation from underwriting management. Underwriter stated they confirmed with the leasing agent that there were no XXX day lates. Included is a lender memo stating the conversation with the Apartment agent who expressed that the VOR in file had errors reported.

**Exception Remains** Missing is evidence of a corrected VOR from the Apartment/landlord reflecting no late pays for the term XXX to XXX as per the information stated in the Lender memo dated XXX	XXX - Received a copy of email chain between lender and property leasing office with a screen print from the leasing office. Print reflects No NSF and XXX late count for the borrower's name and unit number of XXX

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070679	XXX	XXX	XXX	Credit	Charge Offs have not been satisfied or paid off	XXX	XXX	Acknowledged	Missing evidence that the charge off with a balance of XXX has been paid in full as required by guidelines. Charge off is >XXX months old but is greater than XXX	Verified reserves - Reserves required for a purchase are XXX months, verified liquid reserves are XXX months.; Minimal outstanding debt - Borrower has minimal outstanding debt as evidenced by the credit report pg. 24.	XXX - Received Lender response of: the charge off shows the date last active was over XXX years ago and the date reported was not within XXX months of application date. So, it's not within the last XXX months and is not required to be addressed.

												**Exception Remains** - XXX XXX guide XXX reflects under section XXX (pgs. 33-34/64) that any charge-offs or non-medical collections in the last XXX months may remain unpaid if individually <XXX or <XXX in aggregate. Otherwise, accounts must be paid in full prior to closing. Collection balance is reported as XXX thus payment is required per guidelines.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023070687	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	1008 (p. 2) in file. Approval not provided.	XXX	Verified reserves - Borrower has XXX months reserves post-closing which exceeds XXX months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		XXX Cleared Lender provided a copy of conditional approval.	XXX	C	A	C	A	C	A	C	A	C	A
2023070687	XXX	XXX	XXX	Credit	Condo Documentation is Insufficient	XXX	XXX	Closed	Condo Questionnaire (p. 25) states there are XXX units in the project. Lender Certification (p. 32) states there are XXX	XXX	Verified reserves - Borrower has XXX months reserves post-closing which exceeds XXX months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		XXX Confirmed Condo Questionnaire and Appraisal both reflect XXX units.	XXX	C	A	C	A	C	A	C	A	C	A
2023070687	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Closed	Per XXX Guidelines DSCR v2.4 XXX, Appraisal Review Requirements, a Collateral Desktop Analysis from XXX Appraisal Management or and independent vendor required; or Appraisal Risk Review from XXX	XXX	Verified reserves - Borrower has XXX months reserves post-closing which exceeds XXX months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		XXX CDA supporting value of XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2023070694	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	XXX	Acknowledged	Seller name is not provided on Final CD p531. No seller CD provided in file to validate.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per XXX DSCR No Ratio parameters for XXX LTV.		Client: XXX No assignee liability.	XXX	C	B	C	B	C	B	C	B	C	B
2023070572	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	Lender income worksheet provided p165, shows XXX XXX statements used in qualification. XXX and XXX statements are not provided in file to validate lender final income.	XXX	Verified reserves - XXX Classic Guidelines XXX XXX p62 6 months for A+ plus XXX for additional property and XXX for LTV higher than XXX reserves XXX borrower has XXX reserves verified post close which exceeds the XXX months required.; Low DTI - Borrower has verified DTI of XXX which is well below guidelines maximum of 50%.		XXX - Received XXX months missing bank statements. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070578	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure not provided in file. FACTS disclosure p41 does not state if lender has affiliates. Unable to determine if affiliates are present or paid on transaction.	XXX	Verified reserves - XXX Classic XXX XXX p62- XXX months required Grade A+, XXX month for LTV over XXX additional for financed property= XXX months total required reserves. Borrower has XXX verified post close reserves which exceeds the guideline requirements.; Verified credit history - XXX Classic XXX 6.9 p34 Minimum FICO is XXX borrower has XXX FICO.		Affiliate not used for services. ABD not required. - Client: XXX - ABD not required. Lender has blanket ABD indicating XXX as only affiliate. This affiliate is not paid on transaction.	XXX	C	A	C	A	C	A	C	A	C	A
2023070578	XXX	XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	Missing E-sign disclosure	XXX	Verified reserves - XXX Classic XXX XXX p62- XXX months required Grade A+, XXX month for LTV over XXX XXX additional for financed property= XXX months total required reserves. Borrower has XXX verified post close reserves which exceeds the guideline requirements.; Verified credit history - XXX Classic XXX 6.9 p34 Minimum FICO is XXX borrower has XXX FICO.		XXX Disclosures were signed in person.	XXX	C	A	C	A	C	A	C	A	C	A
2023070578	XXX	XXX	XXX	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	XXX	XXX	Closed	Missing E-sign disclosure	XXX	Verified reserves - XXX Classic XXX XXX p62- XXX months required Grade A+, XXX month for LTV over XXX XXX additional for financed property= XXX months total required reserves. Borrower has XXX verified post close reserves which exceeds the guideline requirements.; Verified credit history - XXX Classic XXX p34 Minimum FICO is XXX borrower has XXX FICO.		XXX Disclosures were signed in person.	XXX	C	A	C	A	C	A	C	A	C	A
2023070578	XXX	XXX	XXX	Compliance	Intent To Proceed Date < Loan Estimate Received Date	XXX	XXX	Closed	The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))	XXX	Verified reserves - XXX Classic XXX XXX p62- XXX months required Grade A+, XXX month for LTV over XXX XXX additional for financed property= XXX months total required reserves. Borrower has XXX verified post close reserves which exceeds the guideline requirements.; Verified credit history - XXX Classic XXX 6.9 p34 Minimum FICO is XXX borrower has XXX FICO.		XXX Received ITP signed on XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070579	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure not provided in file. FACTS disclosure p40 does not indicate if lender has affiliates. Unable to determine if affiliates present or paid on transaction.	XXX	Verified credit history - XXX Classic guideline XXX p34 states minimum fico is XXX borrowers fico is XXX		XXX - Received lender memo dated XXX that states "Lender has confirmed it has no affiliates so therefore would have no reason to provide an ABAD". *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070579	XXX	XXX	XXX	Compliance	High Cost Failure	XXX	XXX	Acknowledged	Fees included in test are Loan Discount, Processing Fee, Underwriting Fee, Tax Service Fee, Appraisal Fee, Appraisal Review Fee and Credit Report Fee. --

The loan fees (XXX) exceed the (XXX) (Note Amount >=XXX) fee limit, which is XXX of the Total Loan Amount (XXX), the difference is (XXX). (12 CFR 1026.32).	Verified credit history - XXX Classic guideline XXX p34 states minimum fico is XXX borrowers fico is XXX	XXX Received copy of LOX, PCCD and refund check to borrower for XXX XXX tracking shows package was delivered on XXX

												***Finding remains. Need evidence the borrower received proper notification of the unintentional XXX violation and of their options (refund or reformation). Notice must also have informed borrowers they have XXX days to consider their option and communicate their choice. Also need evidence the borrower selected the refund option. If borrower selected refund option, refund must be at least enough to bring the loan under the high cost threshold. Check copy is for XXX Cited variance is XXX	Client: XXX Received copy of email from lender to borrower explaining error and providing options, and email from borrower requesting refund option. Also received copy of PCCD issued XXX refund check for additional XXX and XXX tracking. Verified delivery on XXX EV2 for post-close cure.	XXX	C	B	C	B	C	B	C	B	C	B
2023070579	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	Lender 1003 and 1008 does not total borrower liabilities correctly. 1008 indicates XXX consumer debt; final 1003 lists XXX (auto loan alone is greater than either of these). Actual liabilities verified are XXX Updated 1008 / 1003 needed with corrected DTI.	XXX	Verified credit history - XXX Classic guideline XXX XXX p34 states minimum fico is XXX borrowers fico is XXX		Lender provided updated 1008 and final 1003 with supporting documentation. Updated lender DTI is XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070532	XXX	XXX	XXX	Compliance	Calculated Amortized Term does not match Term of Note	XXX	XXX	Closed	Monthly Payment amount per Note of XXX is equivalent to IO payment, not a P&I payment. Result is a XXX year XXX. Note form is a standard XXX Fixed Note and does not disclose an IO term nor does it disclose a balloon payment. Borrower closing disclosure indicates product type of XXX Year IO.	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX (pg.3 Matrix) for a Cash Out Refinance with Subject Qualify FICO XXX Verified housing payment history - Credit report (pg. 220) in file reflects XXX months of satisfactory mortgage history paid XXX		XXX Lender provided revised and executed Note reflecting I/O terms.	XXX	C	A	C	A	C	A	C	A	C	A
2023070777	XXX	XXX	XXX	Compliance	Corrections to the Mortgage/DOT are not initialed by the Borrower(s)	XXX	XXX	Closed	County on the notary signature changed, initialed by the notary and not the borrower.	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required 8 months.; Established Landlord history - Confirmed established landlord history.		Exception set in error. Changes by Notary not required to be initialed by borrower.	XXX	C	A	C	A	B	A	C	A	C	A
2023070777	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial 1003 Application		Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required 8 months.; Established Landlord history - Confirmed established landlord history.		Client: Investor acknowledged exception	XXX	C	B	C	B	B	B	C	B	C	B
2023070747	XXX	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	XXX	Closed	REO XXX listed on 1003. Verification of property free/clear and hazard insurance policy, property tax documents not provided in file. Subject to reverification of DTI.	XXX	Verified credit history - Borrowers have XXX months of verified reserves remaining after closing when guidelines require 12 months.		XXX Property report and HOI received. Taxes and Insurance updated. XXX DTI.	XXX	C	A	C	A	C	A	C	A	C	A
2023070747	XXX	XXX	XXX	Credit	Missing Borrower Employer Phone Number	XXX	XXX	Closed	Borrower Employer Phone Number is not provided on 1003.	XXX	Verified credit history - Borrowers have XXX months of verified reserves remaining after closing when guidelines require 12 months.		XXX Updated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2023070747	XXX	XXX	XXX	Compliance	Affiliated Business Disclosure Is Not Executed	XXX	XXX	Acknowledged	Affiliated Business Disclosure Is Not Executed		Verified credit history - Borrowers have XXX months of verified reserves remaining after closing when guidelines require 12 months.		Client: XXX - FACTS disclosure p809 reflects affiliates; however none are used or paid on transaction.	XXX	C	B	C	B	B	B	C	B	C	B
2023070747	XXX	XXX	XXX	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	XXX	XXX	Acknowledged	Final CD does not reflect the sales commissions paid to the listing / selling agents.		Verified credit history - Borrowers have XXX months of verified reserves remaining after closing when guidelines require 12 months.		Client: EV2 No assignee liability.	XXX	C	B	C	B	C	B	C	B	C	B
2023070761	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	XXX	Closed	Homeownership Counseling Disclosure list containing at least XXX counselors is not in loan file.	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years		XXX Received copy of signed acknowledgement for XXX Counseling Disclosure, which includes the XXX website for counselors. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	Missing Initial Loan Estimate	XXX	XXX	Closed	Missing Loan Estimates in file. No Disclosure provided for mortgage rate lock.	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years		XXX Received copy of a loan estimate.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Credit	Missing Verifiable Months of Income Earnings	XXX	XXX	Acknowledged	Missing required most recent XXX months business bank statements for the XXX/XXX Prepared P&L program. Per XXX XXX and full guideline (matrix pg. 4/8, Guide pg. 97/146), a minimum of XXX months business bank statements are required to support the sales reflected on the XXX with average deposits from the bank statements being greater than or no less than XXX below the average monthly sales. No bank statements provided in the loan file or reflected on the borrower 1003 application.	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years	XXX Per email received from XXX all P&L Loans must be supported by a minimum of XXX mths business bank statements. Finding remains pending receipt of business banks statements to support P&L.

XXX Duplicate copy of the XXX matrix dated XXX received.

Finding remains per the XXX guidelines Section XXX – XXX – CPA/EA Profit & Loss Statement -A minimum XXX-months of business bank statements covering the most recent XXX-month period. The XXX-months of business bank statements must support the sales reflected on the Profit and Loss Statement prepared by either a CPA or EA. The average deposits from the bank statements must be greater than, or no less than, XXX below the average monthly sales. In the event the XXX tolerance is not met, continuous bank statements may be added to the analysis until the tolerance is met. The qualifying income is the lower of (a) the net income from the P&L divided by XXX or XXX or (b) total deposits per bank statements, minus any inconsistent deposits, divided by the number of bank statements, or (c) the income disclosed on the initial 1003.

***NOTE this loan as been sent to the investor for an exception request, unless lender can provide the missing bank statements, no further action is required from the lender. Loan is pending INVESTOR REVIEW ***

XXX Loan not included in list of investor approved exceptions received XXX

XXX Exception sent to XXX for approval.

XXX - Received lender response of: Disagrees. Business is a XXX only deal, it does not need the XXX months bank statements. It follows the XXX - XXX Profit and Loss statement section of the guidelines.

												*Exception Remains* Section XXX of the guideline (pg.97/146) require a minimum XXX months of bank statements covering the most recent XXX-month period and goes into further detail regarding how it must support the Profit and Loss statement. This is a guideline violation, thus INVESTOR TO REVIEW.	Client: XXX Investor approved waiver.	XXX	C	B	C	B	C	B	C	B	C	B
2023070761	XXX	XXX	XXX	Compliance	Missing Initial Loan Estimate	XXX	XXX	Closed	Missing Initial LE issued prior to borrower Intent to Proceed on XXX No XXX in file. LE received as a stip was issued on XXX	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years	XXX Received copy of LE issued XXX same one we received on XXX Finding remains. Missing Initial LE issued and received by borrower on or before XXX	XXX Received copy of Initial LE. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	XXX	XXX	Closed	Missing Initial LE.

									The Loan Estimate was provided or mailed on (XXX). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (XXX), which is after (XXX); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years	XXX Received copy of LE issued XXX same XXX we received on XXX Finding remains. Missing Initial LE issued and received by borrower on or before XXX	XXX Received copy of Initial LE. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))	XXX	XXX	Closed	NEW based on receipt of LE issued XXX Cash to Close Table on Initial CD and Final CD to not match up with only LE we have received. Appears we are missing an interim LE issued after XXX
									The Funds For Borrower disclosed on the Calculating Cash to Close table has changed from the Loan Estimate (XXX) to the Final Amount on the Closing Disclosure (XXX). The Did this Change indicator should reflect that the amount has changed.	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years		XXX Received copy of interim LE and COC. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	XXX	Closed	NEW based on receipt of Initial CD. Missing evidence the borrower received the Initial CD on or before XXX

									The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years	XXX Received copy of same Initial CD we received on XXX Finding remains; still no evidence borrower received Initial CD on or before XXX	XXX Received copy of Initial CD signed by borrowers. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	NEW based on received of Initial LE and Interim LE that are e-signed. E-Consent not in file.	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years		XXX Received copy of e-Consent. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	XXX	XXX	Closed	NEW based on received of Initial LE and Interim LE that are e-signed. E-Consent not in file.	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years		XXX Received copy of e-Consent. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070761	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	XXX	Closed	NEW based on receipt in LE issued XXX Missing COC for LE issued XXX	XXX	Verified reserves - Borrower has XXX months reserves with cash out proceeds when matrix requires XXX months.; Verified employment history - Per CPA letter p344, borrower has been self employed business owner for over XXX years		XXX - Recd Change of Circumstance for this LE - Client: XXX No fee tolerance violation.	XXX	C	A	C	A	C	A	C	A	C	A
2023070695	XXX	XXX	XXX	Compliance	Missing Final HUD-1	XXX	XXX	Closed	Final CD/HUD1/Settlement Statement is not provided in file. TIL/GFE used in closing pg.475	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX Established credit history - Borrower's credit report in file (pg.40) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX		XXX Received copy of final CD. Exception cleared.	XXX	D	A	D	A	D	A	D	A	D	A
2023070695	XXX	XXX	XXX	Credit	Missing Cash to Borrower	XXX	XXX	Closed	Unable to determine cash-to-borrower. Max cash out limited to XXX for LTV <=XXX. Final CD/HUD1 is not provided in file. No Lender loan information provided on 1003. Subject to reverification cash out limits meet guidelines.	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX Established credit history - Borrower's credit report in file (pg.40) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX		XXX Received copy of final CD. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070695	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	XXX	Closed	Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file. Appraisal cost to rebuild XXX Coverage is deficient.	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX Established credit history - Borrower's credit report in file (pg.40) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every XXX in the borrower's history. Indicator credit score is XXX		XXX - Received copy of hazard insurance declarations page and Estimated Reconstruction Cost reflecting a total of XXX thus coverage is sufficient. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070695	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Closed	Lender DSCR income calculation worksheet is not provided in file as required by XXX Credit Guidelines DSCR v2.4 XXX pg.15/45. Used Form 1007 XXX of the gross market rent in DSCR Calculation/Current lease in file pg.92 is higher than 1007.	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX Established credit history - Borrower's credit report in file (pg.40) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX		XXX - Received revised 1008 reflecting DSCR ratio calculation of XXX *Exception Cleared. Review DSCR is XXX thus no material variance.	XXX	C	A	C	A	C	A	C	A	C	A
2023070681	XXX	XXX	XXX	Credit	Missing Inter Vivos Revocable Trust Agreement	XXX	XXX	Closed	Neither Certification of Trust, or Trust agreement provided in file.	XXX	Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.; Verified reserves - Borrower has XXX months which exceeds XXX months required per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.	XXX - Received Lender response of: "this is a XXX, the Certification of Trustee under Trust" was previously provided in the original bundle on pgs. 384-385. This document will record concurrent with the DOT. Attached is the Certification of Trustee under Trust for reference.
													* Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070681	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Acknowledged	Lender Affiliated Business Disclosure not provided in file.		Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.; Verified reserves - Borrower has XXX months which exceeds XXX months required per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.		Client: XXX - FACTS p662 indicates affiliates however none are present or paid on transaction	XXX	C	B	C	B	B	B	C	B	C	B
2023070681	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	XXX	Closed	Per XXX Guide XXX Section XXX Employment Income, Borrower must have XXX years self-employment. XXX Documents (p248) dated XXX are not signed and do not disclose borrower as affiliated. No recent Secretary of State, business license, or CPA Letter provided to verify XXX years employment.	XXX	Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.; Verified reserves - Borrower has XXX months which exceeds XXX months required per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.	XXX - Received Lender response of: "XXX was verified using business license located on pg. 278, in addition to the operating agreements provided on pg. 248 (guidelines do not require they be signed). File contains a SOS filing dated XXX with stated of CA for XXX showing borrower as XXX and an XXX filing date of XXX for XXX that disclosed XXX was formed XXX to support both business' have XXX years self-employment.

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070681	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	XXX	Closed	Per XXX XXX Guide, XXX Section XXX XXX Borrower Attestation is require and subject to seasoning requirements provided that XXX timely payments have been made since entering a loss mitigation solution. Per Credit Report (p. 65) and payoff statement (p. 353), XXX is in repayment status with deferred principal and interest. Unable to determine date of forbearance agreement or reason (i.e. COVID related). Per payoff statement (p. 348), XXX has unpaid principal balance of XXX unpaid interest of XXX and other charges of XXX Unable to determine date of deferral agreement or reason (i.e. COVID related). Subject to re-verification/credit review.	XXX	Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.; Verified reserves - Borrower has XXX months which exceeds XXX months required per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.	XXX - Lender provided response of: "Forbearance/Deferral agreements for XXX (XXX) and XXX (XXX) support borrower entered in forbearance on XXX and ended on XXX. We have previously provided credit documentation (Mortgage Statement/Payoff Demands/Credit Supplement) to support more than XXX timely payments have been made since entered in forbearance. Seasoning requirements have been met. Lender attached documentation for review to the excpetion in a 25-pg document.

												*Exception Remains. Still missing the LOE from the borrower regarding the circumstances leading to the forbearance.	XXX Guideline requirement is for borrower attestation, not LOX. Covid Attestation was provided on XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070581	XXX	XXX	XXX	Compliance	All title holders did not execute the Mortgage/DOT	XXX	XXX	Closed	XXX removed from Purchase Contract via addendum (p609). XXX is listed on Title Commitment (p665) and Grant Deed (p165), but did not sign Mortgage/DOT (p155).	XXX	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX required per guidelines.		XXX - Received copy of recorded mortgage with evidence of XXX signature. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070778	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial 1003 Application, executed by borrower, not provided in file.		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX with Adverse Credit Event per Guidelines Section XXX pg.14/45. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: XXX Investor Acknowledged Exception for missing initial 1003 on business purpose loan.	XXX	C	B	C	B	B	B	C	B	C	B
2023070778	XXX	XXX	XXX	Credit	Loan disbursed prior to loan transaction date.	XXX	XXX	Closed	Loan disbursed XXX per final CD p356. Transaction execution date per deed p369 is XXX	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX with Adverse Credit Event per Guidelines Section XXX pg.14/45. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		XXX - Received copy of final closing statement dated XXX reflecting interest start date of XXX and disbursement date of XXX *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070779	XXX	XXX	XXX	Credit	Missing Verifiable Months of Income Earnings	XXX	XXX	Closed	Missing XXX Bank statement XXX. XXX Per worksheet p290, lender used XXX(pg.351) for XXX income. Review matched Lender worksheet; however, recalculation of income and DTI is needed upon receipt of missing bank statement.	XXX	Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX		XXX - Received XXX personal bank statement. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070779	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	XXX	Acknowledged	*UPDATED* Review DTI is XXX based on the addition of the businessXXXt with applied XXX expenses per CPA letter in file (pg. ). Max DTI allowed is XXX

Review DTI on subject loan is XXX and exceeds guidelines. Lender DTI per the 1008 (pg.24) reflects XXX Max allowed per guidelines is XXX Per worksheets p290-291, Lender used both business and XXX statement for the same business. Review DTI Used XXX Months Personal bank statement only as unable to support use of personal plus business when only XXX business / income source is present. Business expenses considered from XXX and no expense factor has been used against personal statements in review.	Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Recd internal lender exception request form for DTI of XXX
**INVESTOR TO REVIEW.

XXX - Received lender response to use both business and XXX. Business is a XXX. Deposits noted into the XXX were identified as made to the business name or cash which is in line for this type of business. Total net deposits for XXX months into this XXX was XXX before applying the expense factor. Transfers into the XXX were not allowed. The XXXt was added and after deductions of disallowed deposits and a XXX expense factor charged to the XXXt, the resulting DTI remains over.

												*Exception Remains: DTI recalculated at XXX which exceeds the max of XXX allowed. INVESTOR TO REVIEW. See GIDE XXX as well.	Client: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023070779	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guidelines permit XXX NSF for XXX bank statement period. There are XXX NSF's present. 1008 p24 notes internal acknowledgement of NSF's; however, no lender exception provided.	Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Received borrower LOE for the NSFs dated XXX

*Exception Remains: INVESTOR TO REVIEW. See XXXXXX as well.

XXX - Received Lender internal Exception Request form dated XXX (pg. 8/8) requesting an exception for NSFs > XXX Further stated is current homeownership for > XXX months with additional comment that NSFs are accepted. Internal decision states Approved with LOE on what was done to rectify situation and most recent bank statement with no XXX on it.

												*Exception Remains: INVESTOR TO REVIEW. See XXXXXX as well.	Client: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023070779	XXX	XXX	XXX	Credit	Missing Documentation or Proof of ATR Underwriting Factors	XXX	XXX	Closed	Verification of ATR Underwriting Factors is not documented with qualifying DTI of XXX (exception XXXXXX) and multiple NSFs on bank statement (exception GIDE XXX).	XXX	Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX		Additional income docs received on XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070779	XXX	XXX	XXX	Compliance	HPML Loan	XXX	XXX	Closed	Non-compliant HPML due to lack of ATR. See CREDXXX, XXXXXX and QMATR XXX --

									The loan's (XXX) APR equals or exceeds the Federal HPML threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX).(12 CFR 1026.35(a)(1)(i)).	XXX	Verified housing payment history - Credit report (pg.182) in file reflects XXX months of satisfactory mortgage history paid XXX		Additional income docs received on XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070782	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial 1003 Application, executed by borrower, not provided in file.		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a Condo-Warrantable/SFR purchase transaction for First Time Investor.; Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.		Client: XXX Investor Acknowledged Exception for missing initial 1003 on business purpose loan.	XXX	C	B	C	B	B	B	C	B	C	B
2023070782	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	XXX	Acknowledged	Collateral Desktop Analysis (CDA) is required on product and is not provided in file.		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a Condo-Warrantable/SFR purchase transaction for First Time Investor.; Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.		Client: EV2 Investor approved exception based on CU score of XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023070682	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	Unable to locate transfer of funds of 1031 Exchange Funds (p. 91-93) IAO XXX Gift funds (p. 90) are not sourced and proof of transfer could not be located in the loan file.	XXX	Verified credit history - Per the borrower's credit report in file (pg. 41), there is an established credit history since XXX with evidence of multiple revolving accounts history with all paid XXX Borrower's have minimal outstanding revolving debt and also supporting conservative credit use.	XXX - Received Settlement Statement, Exchange W-Advise iao XXX and instructions to Settlement Agent. Missing 1031 Exchange financial statement(s) or agreement between the exchange company and the borrower.

**Exception Remains**

XXX - Lender provided a response of: Please see attached 1031 Exchange Agreement. Attached is a 2-pg document that is Instructions of the Settlement Agent handling Exchanger's Purchase.

*Exception Remains* file does not contain the 1031 Exchange financial statement(s) or agreement between the exchange company and the borrower. Unable to determine that the 1031 Exchange meets acceptable requirements without any documentation of the exchange terms. Investor guideline states (pg. 5/9) that transfer of (gift) funds or evidence of receipt must be documented prior to or at closing. The 1031 exchange funds is stated in Lending guide (pg. 31/64) that they are eligible if properly documented and in compliance with Internal Revenue Code Section 1031. No evidence of transfer (or wire) to subject loan closing was provided.

XXX - Recd Lender response, "Please clear the pending defect as the attached final ALTA supports evidence of transfer/wire of the 1031 exchange funds for the subject loan closing. The loan is compliant with Internal Revenue Code Section 1031 (screenshot below from IRS). The Final ALTA, found in the bundle on pages 590, serves as support of the transfer/wire/use of funds from the 1031 XXX. Funds were for the sale of the property located at XXX and proof is provided in the bundle on paged 91-94.

*Exception remains, file does not contain the 1031 Exchange financial statement(s) or agreement between the exchange company and the borrower. Unable to determine that the 1031 Exchange meets acceptable requirements without any documentation of the exchange terms

XXX - Received Lender response of: "Per the guidelines, the transfer of funds of 1031 Exchange Funds and source and proof of transfer Gift Funds are not required. In this case, GSE guidelines are not applicable. Page 94 of file sources the 1031 Exchange.

*Exception Remains. Investor guideline states (pg. 5/9) that transfer of (gift) funds or evidence of receipt must be documented prior to or at closing. The 1031 exchange funds is stated in Lending guide (pg. 31/64) that they are eligible if properly documented and in compliance with Internal Revenue Code Section 1031. No evidence of transfer (or wire) to subject loan closing was provided.

XXX - Received 6-pg. document that is Seller's Notice of Assignment by Buyer and instructions to the Settlement Agent handling Exchanger's Purchase with evidence of wire and settlement statement reflecting. Instructions paragragh details the Exchanger's duty and highlights the Exchanger name.

													*Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070682	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	XXX	Closed	Per XXX Program Qualifications Section (p.1), a XXX credit score is required for XXX LTV. Borrower Credit Score (p. 41) is XXX	XXX	Verified credit history - Per the borrower's credit report in file (pg. 41), there is an established credit history since XXX with evidence of multiple revolving accounts history with all paid XXX Borrower's have minimal outstanding revolving debt and also supporting conservative credit use.	XXX - Received Lender response of: "Per guideline the minimum FICO is XXX when the LTV of XXX and loan amount of XXX Subject FICO is XXX Lender provided a snip of the guideline which is for a bank statement program.

*Exception Remains* - INVESTOR TO REVIEW. Subject loan closed as a DSCR program and thus the guideline max is XXX LTV with a FICO score of XXX

													XXX - Meets XXX Program XXX Program Qualification (p. 1). Credit Report Date, XXX Initial Application Date XXX Note Date XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070780	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	Final 1003 Section XXX checked "Yes" to occupy the property as your primary residence when Section XXX checked "Investment" and 1008 pg.151 reflects an Investment Purchase/DSCR	XXX	Verified housing payment history - Credit report (pg. 179) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements in file.	XXX - Final application dated XXX received. Page 5 reflects No, however change not acknowledged by Borrower.

**Exception Remains**

												XXX - Recd an unexecuted post closing 1003 with this information changed to No, however no borrower certification of this change was provided.	XXX - Received copy of final application dated XXX reflecting a borrower acknowledged initials on page 5 where "No" is marked for indicating borrower will not occupy the subject as their primary (question A). Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070783	XXX	XXX	XXX	Compliance	Missing PUD Rider	XXX	XXX	Closed	Per Appraisal (p. 382), Subject Property is PUD - Detached. Missing PUD Rider in file.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received the same response as on XXX "It is not a PUD, the corrected appraisal has been requested".

*Exception Remains. Pending is receipt of corrected appraisal per the Lender response on XXX to confirm property is not a PUD.

XXX - Received lender response of: "It is not a PUD, the corrected appraisal has been requested.

												*Exception Remains. Pending is receipt of corrected appraisal per the Lender response on XXX to confirm property is not a PUD.	XXX - Received revised appraisal reflecting XXX with no HOA, thus no PUD Rider is required. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070783	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial 1003 Application in file. Application date XXX per Loan Detail Report pg.1. NOTE: LOE (p. 208) and Final Application (p. 153) in file do not address XXX., XXX which shows on credit report.	Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - INVESTOR TO REVIEW. Received same response of: "This is a DSCR loan the initial 1003 is not required.

*Exception Remains. INVESTOR TO REVIEW. Based on lender response for loan XXX with same exception to same borrower, this is a DSCR and the 1003 is not required, please provide to Investor to waive it as we never sent initial 1003 in the DSCR.

XXX - Received lender response of: "This is a DSCR loan the initial 1003 is not required.

												*Exception Remains. INVESTOR TO REVIEW. Based on lender response for loan XXX with same exception to same borrower, this is a DSCR and the 1003 is not required, please provide to Investor to waive it as we never sent initial 1003 in the DSCR.	Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	XXX	C	B	C	B	C	B	C	B	C	B
2023070783	XXX	XXX	XXX	Credit	Missing evidence of HOA Dues	XXX	XXX	Closed	Per Appraisal (p. 382), Subject Property is PUD - Detached. Appraisal (pg.382) in file reflects No HOA Dues. Subject to re-verification upon receipt.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received the same response as on XXX "It is not a PUD, the corrected appraisal has been requested".

*Exception Remains. Pending is receipt of corrected appraisal per the Lender response on XXX to confirm property is not a PUD.

XXX - Received lender response of: "It is not a PUD, the corrected appraisal has been requested.

												*Exception Remains. Pending is receipt of corrected appraisal per the Lender response on XXX to confirm property is not a PUD.	XXX - Received revised appraisal reflecting XXX with no HOA. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023070783	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	Lender Originator/Mortgage Broker per 1003 is XXX. XXX Loans. Client per Appraisal (p. 382) is XXX. Per CDA (p. 354), Client is XXX Mortgage.	Verified credit history - Borrower has XXX qualifying FICO which exceeds 660 minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - INVESTOR TO REVIEW. Received same lender response received on XXX of: "The broker is XXX the 1003 is right. Please waive, the CDA is always under XXX Name.

*Exception Remains. INVESTOR TO REVIEW. Lender is requesting a waiver. The Client per Appraisal (p. 382) is Lending 3, Inc. Per CDA (p. 354), Client iXXXc Mortgage.

XXX - INVESTOR TO REVIEW. Received same lender response received on XXX of: "The broker is XXX the 1003 is right. Please waive, the CDA is always under XXX Name.

*Exception Remains. INVESTOR TO REVIEW. Lender is requesting a waiver. The Client per Appraisal (p. 382) is Lending 3, XXX Per CDA (p. 354), Client is XXX Mortgage.

XXX - INVESTOR TO REVIEW. Received lender response of: "The broker isXXX the 1003 is right. Please waive, the CDA is always under XXX Name.

*Exception Remains. INVESTOR TO REVIEW. Lender is requesting a waiver. The Client per Appraisal (p. 382)XXXc. Per CDA (p. 354), Client is XXX Mortgage.

XXX - Received Tracking from XXX Mortgage.

												**Exception Remains**	Client: XXX - Per Investor email, accepting waiver on the Appraisal and CDA issue if the other findings in the file renders a B grade.	XXX	C	B	C	B	C	B	C	B	C	B
2023070783	XXX	XXX	XXX	Credit	Payoff/Demand Statement has a discrepancy in the data	XXX	XXX	Acknowledged	Unable to locate payoff and mortgage history for XXX mortgage to XXX. Mortgage supplement (p. 186) states loan transferred to XXX, but payoff on CD (p. 14) was to XXX.

Payoff statement - cleared XXX Issues regarding payoff/mortgage history remain.	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received a loan statement for the subject loan post closing reflecting XXX. This statement does not cure the missing evidence of satisfactory mortgage history for XXX loan ending XXX that was paid off. It is not reflected on credit report or otherwise in file via a mortgage statement. 2-pg. Credit supplement provided on XXX reflects prior mortgage loan to XXX ending XXX (paid off) was transferred XXX to XXX with last activity on loan being XXX Prior pay history confirmed is XXX months. The missing evidence of satisfactory mortgage history is partially resolved. Still missing evidence of satisfactory history for XXX thru closing.

*Exception Remains. Still missing satisfactory evidence of mortgage history form XXX through closing with XXX and XXX loan ending XXX (XXX transferred to XXX on XXX). XXX not verified on Credit Supplement. Missing is history from XXX thru closing to confirm current at time of closing.

XXX - Received a revised page 3 of the final CD along with additional pages 1, 2, 4 and 5. Page 3 reflects updated Section XXX to reflect payoff to XXX. Revised CD issue is cleared. Also received a Credit Supplement dated XXX which reflects XXX XXXr loans but neither end in loan XXX

*Exception Remains, Still missing evidence of satisfactory mortgage history forXXXr loan ending XXX that is not reflected on credit report or otherwise in file via a mortgage statement. Corrected CD issue is resolved.

XXX - Received lender response of: "please find the attached Settlement with the payoff". *Exception Remains. Received a copy of payoff statement toXXXr with loan ending XXX
**Exception Remains** Missing is corrected final Closing Disclosure reflecting correct loan payoff to XXX and not XXX. Also missing evidence of satisfactory mortgage history for XXX loan ending XXX that is not reflected on credit report or otherwise in file via a mortgage statement.

XXX - Received a copy of the same estimated closing statement reflecting payoff to XXX This is not the final CD presented at closing.

**Exception Remains** Missing is corrected final Closing Disclosure reflecting correct loan payoff to XXX and not XXX. Also missing evidence of satisfactory mortgage history for XXX loan ending XXX that is not reflected on credit report or otherwise in file via a mortgage statement.

XXX - Received a copy of Estimated Closing statement reflecting payoff XXX This is not the final CD presented at closing.

**Exception Remains** Missing is corrected final Closing Disclosure reflecting correct loan payoff to XXX and not XXX Also missing evidence of satisfactory mortgage history for XXX loan ending XXX that is not reflected on credit report or otherwise in file via a mortgage statement.

XXX - Payoff to XXX received. Payment Instructions state cashier's check to XXX Final CD (p. 14) Section XXX made payoff to XXX
**Exception Remains** Missing is corrected final Closing Disclosure reflecting correct loan payoff to XXX and not XXX. Also missing evidence of satisfactory mortgage history for XXX loan ending XXX that is not reflected on credit report or otherwise in file.	Mitigated Risk: XXX - Received same documents as presented on XXX Reviewed the payoff presented earlier (XXX) and payoff with XXX does not reflect any late fee charges.

													*Exception waived to XXX status as XXX mortgage history is not reflected on credit supplement; however, there are no noted late fees are included on payoff statement dated in XXX the closing month.	XXX	C	B	C	B	C	B	C	B	C	B
2023070582	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	XXX	Acknowledged	Unable to determine proceeds will be used for business purpose. Multiple LOEs in file pages 310-314. Initial letter states funds will be used for debt consolidation. Unable to verify personal or business debt. Most current letter states proceeds will be used for property upgrades and to create additional reserves for any emergencies.		Verified ownership of subject property - Borrower has owned the property free and clear since purchase in XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX Verified reserves - Borrower has XXX mths reserves verified exclusive of the cash out proceeds with a minimum requirement of XXX		Client: XXX Most current letter states proceeds will be used for property upgrades and to create additional reserves for any emergencies.	XXX	C	B	C	B	C	B	C	B	C	B
2023070719	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	Missing documentation to confirm XXX borrower ownership of the XXX. Verbal completed by the lender is not sufficient. Missing is evidence via a letter from CPA or Articles of Organization. XXX in file reflects XXX ownership by subject borrower	XXX	Verified credit history - Credit history reflects XXX for all present and prior mortgage, installment and revolving accounts. Indicator credit score is XXX when guidelines require a minimum of XXX ; Verified housing payment history - XXX months prior mortgage history paid XXX per credit report.	XXX - Recd XXX Premier reflecting B1 as XXX owner, however, the XXX is marked final. DTI > XXX with income source excluded. XXXXXX Exception Remains;

XXX - Duplicate copy of Sch XXX from 1065 provided-- XXX reflects entity, XXX, and XXX as having XXX interest of XXX. However, Schedule XXX reflects XXX share of profits for XXX has XXX share of XXX, as per XXX Missing Operating Agreement for XXX XXX to confirm ownership and/or CPA letter of explanation to satisfactorily address the ownership of the business, XXX share per Schedule XXX with only XXX share reported on the Schedule XXX XXXXXX Exception Remains;

												XXX - Attached Schedule XXX reflects entity, XXX, and XXX as having XXX interest of XXX XXX. However, Schedule XXX reflects XXX share of profits for XXX has XXX share of XXX, as per XXX Missing Operating Agreement for XXX XXX to confirm ownership and/or CPA letter of explanation to satisfactorily address the ownership of the business, XXX share per Schedule XXX with only XXX share reported on the Schedule XXX XXXXXX Exception Remains;	XXX Email chain from CPA received confirming that XXX was marked as final as the company is no longer a partnership and is a single member XXX owned solely by XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023070718	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	XXX	Closed	Review DTI of XXX exceeds the max allowed of XXX Variance is in income calculation for Asset Depletion. 1008 and XXX was used to qualify. Notes pg. 635/753 reflect income of XXX Review calculated Income of XXX
LiveXXX
XXX
XXX
XXX
XXX
XXX
Total XXX Less Cash to close w/emd XXX less Required Reserves XXX total -Available for Asset Depletion XXX
XXX = XXX
XXX	XXX Response received from lender. Lender subtracted CTC from XXX XXX=XXX

XXX x XXX = XXX
Updated Total figure using that approach is XXX
less EMD XXX
less Reserves XXX
Available XXX / XXX = XXX
Using this approach gets DTI under XXX

XXX Response received from lender: XXX of the XXX is in a mutual fund, which should be counted at XXX If counting that at XXX calculations show XXX = XXX Which puts the DTI at XXX
**Finding remains per the XXX guides effective XXX under Limited Documentation Program / Asset Depletion/ Utilization Qualified Assets - XXX of the remaining value of stock/bonds/mutual funds/CDs may be utilized.	XXX Response received from lender. Lender subtracted CTC from XXX prior to applying the XXX requirement.
XXX- XXX=XXX
XXX x XXX = XXX
Updated Total figure using that approach is XXX
less EMD XXX
less Reserves XXX
Available XXX = XXX
													Using this approach gets DTI under XXX	XXX	C	A	C	A	C	A	C	A	C	A